                                             Registration Statement No. 33-83446
                                                                        811-8740

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Post-Effective Amendment No. 5
                                       and
         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                 Amendment No. 5

                  THE TRAVELERS FUND VA FOR VARIABLE ANNUITIES
                           (Exact name of Registrant)

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                               (Name of Depositor)

                  ONE TOWER SQUARE, HARTFORD, CONNECTICUT 06183
              (Address of Depositor's Principal Executive Offices)

    Insurance Company's Telephone Number, including area code: (860) 277-0111

                                ERNEST J. WRIGHT
                                    Secretary
                     The Travelers Life and Annuity Company
                                One Tower Square
                           Hartford, Connecticut 06183
                     (Name and address of Agent for Service)

Approximate Date of Proposed Public Offering:  ___________________

It is proposed that this filing will become effective (check appropriate box):

____       immediately upon filing pursuant to paragraph (b) of Rule 485.
   X       on May 1, 1999 pursuant to paragraph (b) of Rule 485.
____       60 days after filing pursuant to paragraph (a)(1) of Rule 485.
____       on ___________ pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

______     this post-effective amendment designates a new effective date for a previously filed  post-effective amendment.

                                     PART A

                      Information Required in a Prospectus

                               UNIVERSAL ANNUITY
                                   PROSPECTUS

This prospectus describes the Individual Variable Annuity Contracts (the "Contracts") to which Purchase Payments may be made as either a single payment or on a flexible basis. The Contracts are issued by The Travelers Life and Annuity Company. Purchase Payments may be allocated to one or more of the following Underlying Funds of The Travelers Fund VA for Variable Annuities (Fund
VA):

Capital Appreciation Fund             Dreyfus Stock Index Fund
High Yield Bond Trust                 American Odyssey International Equity Fund
Managed Assets Trust                  American Odyssey Emerging Opportunities Fund
U.S. Government Securities
  Portfolio                           American Odyssey Core Equity Fund
Social Awareness Stock Portfolio      American Odyssey Long-Term Bond Fund
Utilities Portfolio                   American Odyssey Intermediate-Term Bond Fund
Templeton Bond Fund                   American Odyssey Global High-Yield Bond Fund
Templeton Stock Fund                  Smith Barney Large Cap Value Portfolio
Templeton Asset Allocation Fund       Alliance Growth Portfolio
Fidelity's High Income Portfolio      Smith Barney International Equity Portfolio
Fidelity's Equity-Income Portfolio    Putnam Diversified Income Portfolio
Fidelity's Growth Portfolio           Smith Barney High Income Portfolio
Fidelity's Asset Manager Portfolio    MFS Total Return Portfolio
Money Market Portfolio



This prospectus sets forth the information that you should know before investing. Please read it and retain it for future reference. Additional information is contained in a Statement of Additional Information ("SAI") dated May 1, 1999, which has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. A copy may be obtained, without charge, by writing to The Travelers Life and Annuity Company, Annuity Services, One Tower Square, Hartford, Connecticut 06183-5030, or by calling 860-842-9368, or by accessing the SEC's website (http://www.sec. gov). The Table of Contents of the SAI appears in Appendix A of this prospectus.


THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED BY THE CURRENT PROSPECTUSES OF FUND VA'S UNDERLYING FUNDS. BOTH THIS PROSPECTUS AND EACH OF THE UNDERLYING FUND PROSPECTUSES SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR OR ANY STATE SECURITIES COMMISSION, HAS PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY
REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, OR ANY OTHER GOVERNMENT AGENCY.

                  THE DATE OF THIS PROSPECTUS IS MAY 1, 1999.

                               TABLE OF CONTENTS

GLOSSARY OF SPECIAL TERMS..............................................................     4
PROSPECTUS SUMMARY.....................................................................     5
FEE TABLE..............................................................................     6
THE VARIABLE ANNUITY CONTRACT..........................................................     9
  PURCHASE PAYMENTS....................................................................     9
     Application of Purchase Payments..................................................     9
     Number of Accumulation Units......................................................     9
     Fund VA...........................................................................     9
     Underlying Funds..................................................................    10
TRANSFERS..............................................................................    12
  Dollar-Cost Averaging (Automated Transfers)..........................................    12
  Asset Allocation Advice..............................................................    12
  Telephone Transfers..................................................................    13
SURRENDERS AND REDEMPTIONS.............................................................    13
  Systematic Withdrawals...............................................................    13
DEATH BENEFIT..........................................................................    13
CHARGES AND DEDUCTIONS.................................................................    14
  Contingent Deferred Sales Charge.....................................................    14
  Premium Tax..........................................................................    15
  Administrative Charge................................................................    15
  Mortality and Expense Risk Charge....................................................    15
  Reduction or Elimination of Contract Charges.........................................    15
  Investment Advisory Fees.............................................................    16
THE ANNUITY PERIOD.....................................................................    16
  Maturity Date........................................................................    16
  Allocation of Annuity Payments.......................................................    16
  Annuity Unit Value...................................................................    16
  Determination of First Annuity Payment...............................................    17
  Determination of Second and Subsequent Annuity Payments..............................    17
  Fixed Annuity........................................................................    17
PAYOUT OPTIONS.........................................................................    17
  Election of Options..................................................................    17
  Annuity Options......................................................................    18
  Income Options.......................................................................    19
MISCELLANEOUS..........................................................................    19
  Termination..........................................................................    19
  Required Reports.....................................................................    19
  Right to Return......................................................................    20
  Suspension of Payments...............................................................    20
  Voting Rights........................................................................    20
  Distribution of Variable Annuity Contracts...........................................    21
  State Regulation.....................................................................    21
  Legal Proceedings and Opinions.......................................................    21

'

THE INSURANCE COMPANY AND SEPARATE ACCOUNT.............................................    21
  THE INSURANCE COMPANY................................................................    21
  IMSA.................................................................................    22
  Year 2000 Compliance.................................................................    22
  THE SEPARATE ACCOUNT.................................................................    22
     Substitution of Investments.......................................................    22
     Investment Advisers...............................................................    23
     Performance Information...........................................................    24
FEDERAL TAX CONSIDERATIONS.............................................................    24
  General..............................................................................    24
  Investor Control.....................................................................    25
  Section 403(b) Plans and Arrangements................................................    25
  Qualified Pension and Profit-Sharing Plans...........................................    26
  Individual Retirement Annuities......................................................    26
  Section 457 Plans....................................................................    26
  The Employee Retirement Income Security Act of 1974..................................    27
  Federal Income Tax Withholding.......................................................    27
  Tax Advice...........................................................................    28
  The Fixed Account....................................................................    29
APPENDIX A.............................................................................    30

                           GLOSSARY OF SPECIAL TERMS
--------------------------------------------------------------------------------

As used in this Prospectus, the following terms have the indicated meanings:

ACCUMULATION UNIT: an accounting unit of measure used to calculate the value of a contract before Annuity Payments begin.

ANNUITANT:  the person on whose life the Variable Annuity contract is issued.

ANNUITY COMMENCEMENT DATE: the date on which Annuity Payments are to begin under the terms of the Contract and/or the Plan. Also referred to as "Maturity Date".

ANNUITY PAYMENTS: a series of periodic payments for life; for life with either a minimum number of payments or a determinable sum assured; or for the joint lifetime of the Annuitant and another person and thereafter during the lifetime of the survivor.

ANNUITY UNIT: an accounting unit of measure used to calculate the dollar amount of Annuity Payments.

CASH SURRENDER VALUE: the amount payable to the Owner or other payee upon termination of the contract during the lifetime of the Annuitant.

CASH VALUE: the current value of Accumulation Units credited to the contract less any administrative charges.

COMPANY:  The Travelers Life and Annuity Company.

COMPANY'S HOME OFFICE: the principal executive offices of the Company, located at One Tower Square, Hartford, Connecticut, 06183.

CONTRACT:  the Variable Annuity contract described in this prospectus.

CONTRACT DATE: the date on which the Contract and its benefits and provisions become effective.

CONTRACT YEARS:  annual periods computed from the Contract Date.

CONTRACT OWNER (OWNER):  the person to whom the Contract is issued.

CONTRACT OWNER'S ACCOUNT (OWNER'S ACCOUNT): the record of Accumulation Units credited to the Contract Owner.

INCOME PAYMENTS: optional forms of periodic payments made by the Company which are not based on the life of the Annuitant.

MATURITY DATE:  the date on which the first Annuity Payment is to begin.

PURCHASE PAYMENT: a gross amount paid to the Company under the Contract during the accumulation period.

SEPARATE ACCOUNT: The Travelers Fund VA for Variable Annuities, which contains assets set aside by the Company, the investment experience of which is kept separate from that of other assets of the Company.

UNDERLYING FUND(S): the investment option(s) available under The Travelers Fund VA for Variable Annuities to which payments under the Contract may be allocated. (The portion of the Contract or Account allocated to the Underlying Fund is referred to in the Contract as "Sub-Accounts.")

VALUATION DATE: generally, a day on which an account is valued. A valuation date is any day on which the New York Stock Exchange is open for trading. The value of Accumulation Units and Annuity Units will be determined as of the close of trading on the New York Stock Exchange.

VALUATION PERIOD: the period between the close of business on successive Valuation Dates.

VARIABLE ANNUITY: an annuity contract which provides for accumulation and for Annuity Payments which vary in amount in accordance with the investment experience of a Separate Account.

                               PROSPECTUS SUMMARY
--------------------------------------------------------------------------------

INTRODUCTION

The Contract described in this prospectus is both an insurance product and a security. As an insurance product, it is subject to the insurance laws and regulations of each state in which it is available for distribution. As a security it is subject to federal securities laws. The Contract is a variable annuity designed to help Contract Owners accumulate money for retirement. It allows Purchase Payments to be allocated to any or all of the Underlying Funds. The Contracts described in this prospectus are issued by The Travelers Life and Annuity Company (the "Company" or "The Travelers"). The minimum Purchase Payment under tax-qualified contracts is $20, except in the case of individual retirement annuities ("IRAs") where the initial minimum Purchase Payment is $1,000. For nonqualified contracts, the minimum Purchase Payment is $1,000 initially, and $100 thereafter. (See "The Variable Annuity Contract -- Purchase Payments," page 9.) Purchase Payments are allocated to the Underlying Funds of Fund VA in accordance with the selection made by the Contract Owner. A description of the investment objectives for each begins on page 8.

For Individual Contracts there is a Right to Return. (See
"Miscellaneous -- Right to Return," page 19.)

TRANSFERS AND SURRENDERS

Transfers may be made among available Underlying Funds without fee, penalty or charge at any time before Annuity or Income Payments begin. (See "Transfers," page 12.)

Prior to the Maturity Date, all or part of the Contract value may be surrendered, subject to certain charges and limitations. Income taxes will be payable on the taxable portion of the amount surrendered, and a penalty tax may be incurred if you are under age 59 1/2. (See "Surrenders and Redemptions," page 13, and "Federal Tax Considerations -- Section 403(b) Plans and Arrangements," page 25.)

ASSET ALLOCATION

Some Contract Owners may elect to enter into an asset allocation investment advisory agreement which is fully described in a separate Disclosure Statement. (See "The Travelers Fund VA for Variable Annuities -- Asset Allocation Advice," page 12.)

CHARGES AND EXPENSES

No sales charge is deducted from Purchase Payments when they are received. However, a Contingent Deferred Sales Charge of 5% will be deducted if a Purchase Payment is surrendered within five years of the date it was received. Under certain circumstances, the Contingent Deferred Sales Charge may be waived. (See "Charges and Deductions -- Contingent Deferred Sales Charge," page 14.)

Premium taxes may apply to annuities in a few states. The applicable amount will be deducted in compliance with each state's laws. (See "Charges and Deductions -- Premium Tax," page 15.)

The Company will deduct $15 semiannually from the Contract to cover administrative expenses associated with the Contract. (See "Charges and Deductions -- Administrative Charge," page 15.)

The Company deducts an insurance charge from the Separate Account to compensate for mortality and expense risks assumed by the Company. The charge is equivalent on an annual basis to 1.25% of the daily net assets of the Separate Account. (See "Charges and Deductions -- Mortality and Expense Risk Charge," page 15.)

For investment options under Fund VA, the investment management and advisory services fee is deducted from the assets of the underlying funds. (See the prospectuses for the Underlying Funds for a description of their respective investment management and advisory fees.)

ANNUITY PAYMENTS

At the Maturity Date, the Contract provides lifetime Annuity Payments, as well as other types of payout plans. (See "Payout Options," page 17.) If a variable payout is selected, the payments will continue to vary with the investment performance of the selected Underlying Funds. Variable payout is not available for Contracts issued in New Jersey and Florida.

DEATH BENEFIT

A death benefit is payable to the Beneficiary of the Contract if the Annuitant dies before Annuity or Income Payments begin. (See "Death Benefit," page 13.)

                                   FEE TABLE
--------------------------------------------------------------------------------

CONTRACT CHARGES AND EXPENSES
     CONTINGENT DEFERRED SALES CHARGE (as a percentage of
      purchase payments withdrawn)
        If withdrawn within 5 years after the purchase
        payment is made.....................................   5.00%
        If withdrawn 5 or more years after the purchase
        payment is made.....................................      0%
     SEMIANNUAL CONTRACT ADMINISTRATIVE CHARGE..............    $15
ANNUAL SEPARATE ACCOUNT EXPENSES
     MORTALITY AND EXPENSE RISK CHARGE (as a percentage of
       average net assets of
        Managed Separate Accounts and Fund U)...............   1.25%
FUNDING OPTION EXPENSES:
(as a percentage of average daily net assets of the funding
  option as of December 31, 1998, unless otherwise noted.)


                                                                                              TOTAL
                                                                                         ANNUAL OPERATING
                                                       MANAGEMENT FEE   OTHER EXPENSES       EXPENSES
                                                       (AFTER EXPENSE   (AFTER EXPENSE    (AFTER EXPENSE
                                                       REIMBURSEMENT)   REIMBURSEMENT)    REIMBURSEMENT)
---------------------------------------------------------------------------------------------------------
UNDERLYING FUNDING OPTIONS
Capital Appreciation Fund............................       0.75%            0.10%             0.85%
Dreyfus Stock Index Fund.............................       0.25%            0.01%             0.26%
High Yield Bond Trust................................       0.50%            0.32%             0.82%
Managed Assets Trust.................................       0.50%            0.10%             0.60%
Money Market Portfolio...............................       0.32%            0.08%             0.40%
AMERICAN ODYSSEY FUNDS, INC.
    Core Equity Fund.................................       0.56%            0.09%             0.65%
    Emerging Opportunities Fund......................       0.77%            0.14%             0.91%(3)
    Global High-Yield Bond Fund......................       0.68%            0.16%             0.84%(4)
    Intermediate-Term Bond Fund......................       0.49%            0.11%             0.60%
    International Equity Fund........................       0.60%            0.13%             0.73%
    Long-Term Bond Fund..............................       0.50%            0.10%             0.60%
AMERICAN ODYSSEY FUNDS, INC.**
    Core Equity Fund.................................       0.56%            1.34%             1.90%
    Emerging Opportunities Fund......................       0.77%            1.39%             2.16%(3)
    Global High-Yield Bond Fund......................       0.68%            1.41%             2.09%(4)
    Intermediate-Term Bond Fund......................       0.49%            1.36%             1.85%
    International Equity Fund........................       0.60%            1.38%             1.98%
    Long-Term Bond Fund..............................       0.50%            1.35%             1.85%
FIDELITY'S VARIABLE INSURANCE PRODUCTS FUND
    Equity Income Portfolio..........................       0.49%            0.08%             0.57%(5)
    Growth Portfolio.................................       0.59%            0.07%             0.66%(5)
    High Income Portfolio............................       0.58%            0.12%             0.70%
FIDELITY'S VARIABLE INSURANCE PRODUCTS FUND II
    Asset Manager Portfolio..........................       0.54%            0.09%             0.63%(5)

                                                                                              TOTAL
                                                                                         ANNUAL OPERATING
                                                       MANAGEMENT FEE   OTHER EXPENSES       EXPENSES
                                                       (AFTER EXPENSE   (AFTER EXPENSE    (AFTER EXPENSE
                                                       REIMBURSEMENT)   REIMBURSEMENT)    REIMBURSEMENT)
---------------------------------------------------------------------------------------------------------
TEMPLETON VARIABLE PRODUCTS SERIES FUND
    Templeton Asset Allocation Fund..................       0.60%            0.18%             0.78%
    Templeton Bond Fund..............................       0.50%            0.23%             0.73%
    Templeton Stock Fund.............................       0.70%            0.19%             0.89%
TRAVELERS SERIES FUND, INC.
    Alliance Growth Portfolio........................       0.80%            0.02%             0.82%(6)
    MFS Total Return Portfolio.......................       0.80%            0.04%             0.84%(6)
    Putnam Diversified Income Portfolio..............       0.75%            0.12%             0.87%(6)
    Smith Barney High Income Portfolio...............       0.60%            0.07%             0.67%(6)
    Smith Barney International Equity Portfolio......       0.90%            0.10%             1.00%(6)
    Smith Barney Large Cap Value Portfolio
      (formerly Smith Barney Income and Growth
      Portfolio).....................................       0.65%            0.03%             0.68%(6)
THE TRAVELERS SERIES TRUST
    Social Awareness Stock Portfolio.................       0.65%            0.19%             0.84%
    U.S. Government Securities Portfolio.............       0.32%            0.13%             0.45%
    Utilities Portfolio..............................       0.65%            0.15%             0.80%


NOTES:


The purpose of this Fee Table is to help you understand the various costs and expenses that you will bear, directly or indirectly, under the Contract. The information, except as noted, reflects expenses of the underlying funds for the fiscal year ending December 31, 1998. For additional information, including possible waivers or reductions of these expenses, see "Charges and Deductions." Expenses shown do not include premium taxes, which may apply. "Other Expenses" include operating costs of the Separate Account or fund. These expenses are reflected in each Fund's net asset value and are not deducted from the account value under the Contract.


 * Not available to new Contract Owners.
 ** Includes 1.25% CHART asset allocation fee.

(1) Contract Owners may discontinue market timing services at any time and thereby avoid any subsequent fees for those services by transferring to a non-timed account.


(2) These figures do not include the mortality and expense risk fee which is deducted from the daily unit values of the separate account.



(3) Management Fees for the AMERICAN ODYSSEY EMERGING OPPORTUNITIES FUND reflect the period 05/01/98 to 12/31/98. On May 1, 1998, the Fund adopted its current fee structure.



(4) Fees and expenses for the AMERICAN ODYSSEY GLOBAL HIGH YIELD BOND FUND reflect the period 05/01/98 to 12/31/98. On May 1, 1998, the Fund adopted its current fee structure and investment objective and strategy.



(5) A portion of the brokerage commissions that certain funds pay was used to reduce fund expenses. In addition, certain funds, or FMR on behalf of certain funds, have entered into arrangements with their custodian whereby credits realized. As a result of uninvested cash balances were used to reduce custodian expenses. Without these reductions, the Total Annual Operating Expenses in this table would have been 0.64% for VIP II ASSET MANAGER PORTFOLIO, 0.58% for VIP EQUITY INCOME PORTFOLIO, and 0.68% for VIP GROWTH PORTFOLIO.



(6) Expenses are as of October 31, 1998 (the Fund's fiscal year end). There were no fees waived or expenses reimbursed for these funds in 1998.

EXAMPLE*

Assuming a 5% annual return on assets, a $1,000 investment would be subject to the following expenses:
--------------------------------------------------------------------------------


                                            IF CONTRACT IS SURRENDERED AT THE       IF CONTRACT IS NOT SURRENDERED OR
                                                   END OF PERIOD SHOWN             ANNUITIZED AT END OF PERIOD SHOWN:
                                          -------------------------------------   -------------------------------------
UNDERLYING FUNDING OPTIONS                1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
-----------------------------------------------------------------------------------------------------------------------
Capital Appreciation Fund...............    73       121       172        261       23        71       122        261
Dreyfus Stock Index Fund................    67       103       141        199       17        53        91        199
High Yield Bond Trust...................    73       120       170        258       23        70       120        258
Managed Assets Trust....................    71       113       159        235       21        63       109        235
AMERICAN ODYSSEY FUNDS, INC.(1)
   Core Equity Fund.....................    71       115       161        240       21        65       111        240
   Emerging Opportunities Fund..........    74       123       175        267       24        73       125        267
   Global High-Yield Bond Fund..........    73       121       171        260       23        71       121        260
   Intermediate-Term Bond Fund..........    71       113       159        235       21        63       109        235
   International Equity Fund............    72       117       165        248       22        67       115        248
   Long-Term Bond Fund..................    71       113       159        235       21        63       109        235
AMERICAN ODYSSEY FUNDS, INC.(2)
   Core Equity Fund.....................    83       152       223        361       33       102       173        361
   Emerging Opportunities Fund..........    86       160       236        385       36       110       186        385
   Global High-Yield Bond Fund..........    85       158       232        378       35       108       182        378
   Intermediate-Term Bond Fund..........    83       151       221        357       33       101       171        357
   International Equity Fund............    84       154       227        369       34       104       177        369
   Long-Term Bond Fund..................    83       151       221        357       33       101       171        357
FIDELITY'S VARIABLE INSURANCE PRODUCTS FUND
   Equity Income Portfolio..............    70       112       157        232       20        62       107        232
   Growth Portfolio.....................    71       115       162        241       21        65       112        241
   High Income Portfolio................    72       116       164        245       22        66       114        245
FIDELITY'S VARIABLE INSURANCE PRODUCTS FUND II
   Asset Manager Portfolio..............    71       114       160        238       21        64       110        238
TEMPLETON VARIABLE PRODUCTS SERIES FUND
   Templeton Asset Allocation Fund......    72       119       168        253       22        69       118        253
   Templeton Bond Fund..................    72       117       165        248       22        67       115        248
   Templeton Stock Fund.................    73       122       174        265       23        72       124        265
TRAVELERS SERIES FUND, INC.
   Alliance Growth Portfolio............    73       120       170        258       23        70       120        258
   MFS Total Return Portfolio...........    73       121       171        260       23        71       121        260
   Putnam Diversified Income
     Portfolio..........................    73       122       173        263       23        72       123        263
   Smith Barney High Income Portfolio...    71       116       162        242       21        66       112        242
   Smith Barney International Equity
     Portfolio..........................    75       125       179        276       25        75       129        276
   Smith Barney Large Cap Value
     Portfolio
     (formerly Smith Barney Income and
     Growth Portfolio)..................    71       116       163        243       21        66       113        243
THE TRAVELERS SERIES TRUST
   Disciplined Mid Cap Stock
     Portfolio..........................    74       124       177        271       24        74       127        271
   Social Awareness Stock Portfolio.....    73       121       171        260       23        71       121        260
   U.S. Government Securities
     Portfolio..........................    69       109       151        219       19        59       101        219
   Utilities Portfolio..................    73       119       169        256       23        69       119        256



 * THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. THE EXAMPLE REFLECTS THE $15 SEMIANNUAL CONTRACT FEE AS AN ANNUAL CHARGE OF 0.171% OF ASSETS.


** Not currently available to new Contract Owners in most states.

 (1) Reflects expenses that would be incurred for those Contract Owners who DO NOT participate in the CHART Asset Allocation Program.

 (2) Reflects expenses that would be incurred for those Contract Owners who DO participate in the CHART Asset Allocation Program.

                         THE VARIABLE ANNUITY CONTRACT
--------------------------------------------------------------------------------

The Contract is a variable annuity designed to help Contract Owners accumulate money for retirement. The following brief description of the key features of the Contract is subject to the specific terms of the Contract itself. Reference should also be made to the Glossary of Special Terms.

PURCHASE PAYMENTS

Purchase Payments under tax-qualified retirement plans (except IRAs), that is, tax-sheltered annuities (i.e., 403(b)), corporate pension and profit-sharing, governmental and deferred compensation plans for governmental and tax-exempt organization employees, may be made under the Contract in amounts of $20 or more per Participant, subject to the terms of the Plan. The initial minimum Purchase Payment for IRAs is $1,000; for nonqualified Contracts, the initial minimum Purchase Payment is $1,000 and $100 thereafter. The initial Purchase Payment is due and payable before the Contract becomes effective.

Purchase Payments accumulate under the Contract until the Annuity Commencement Date. The Company will automatically begin paying Annuity Payments to the Owner on the Annuity Commencement Date, if the Owner is then living. (See "Annuity Option -- Automatic Option," page 18.) The Owner may choose instead a number of alternative arrangements for benefit payments. If the Owner dies before a payout begins, the amount due will be paid to the beneficiary.

APPLICATION OF PURCHASE PAYMENTS

Each Purchase Payment will be applied to the Contract to provide Accumulation Units of the Underlying Funds, as selected by the Contract Owner. Such Accumulation Units will be credited to an Owner's Account. If the Contract application is in good order, the Company will apply the initial Purchase Payment within two business days of receipt of the Purchase Payment at the Company's Home Office. If the application is not in good order, the Company will attempt to secure the missing information within five business days. If the application is not complete at the end of this period, the Company will inform the applicant of the reason for the delay. The Purchase Payment will be returned immediately unless the applicant specifically consents to the Company keeping the Purchase Payment until the application is complete. Once it is complete, the Purchase Payment will be applied within two business days.

NUMBER OF ACCUMULATION UNITS

The number of Accumulation Units to be credited will be determined by dividing the Purchase Payment applied to the designated Underlying Fund by the current Accumulation Unit Value of that Underlying Fund.

The Accumulation Unit Value for each Underlying Fund was established at $1.00 at inception. The value of an Accumulation Unit on any Valuation Date is determined by multiplying the value on the immediately preceding Valuation Date by the net investment factor for the Valuation Period just ended. The net investment factor is described in the SAI. The value of an Accumulation Unit on any date other than a Valuation Date will be equal to its value as of the next succeeding Valuation Date. The value of an Accumulation Unit may increase or decrease.

FUND VA

Fund VA currently invests in the following Underlying Funds. Each Underlying Fund has risks associated with it. Please read the accompanying prospectus for each carefully. Underlying Funds may be added or withdrawn as permitted by applicable law. Additionally, some of the Underlying Funds may not be available in every state due to various insurance regulations.

UNDERLYING FUNDS:

CAPITAL APPRECIATION FUND. The objective of the Capital Appreciation Fund is growth of capital through the use of common stocks. Income is not an objective. The Fund invests principally in common stocks of small to large companies which are expected to experience wide fluctuations in price in both rising and declining markets.



MONEY MARKET PORTFOLIO. The objective of the Money Market Portfolio is to seek high current income from short-term money market instruments while preserving capital and maintaining a high degree of liquidity.


HIGH YIELD BOND TRUST. The objective of the High Yield Bond Trust is generous income. The assets of the High Yield Bond Trust will be invested in bonds which, as a class, sell at discounts from par value and are typically high risk securities.

MANAGED ASSETS TRUST. The objective of the Managed Assets Trust is high total investment return through a fully managed investment policy. Assets of the Managed Assets Trust will be invested in a portfolio of equity, debt and convertible securities.

DREYFUS STOCK INDEX FUND. The objective of the Dreyfus Stock Index Fund is to provide investment results that correspond to the price and yield performance of publicly traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index.

THE TRAVELERS SERIES TRUST PORTFOLIOS

U.S. GOVERNMENT SECURITIES PORTFOLIO. The objective of the U.S. Government Securities Portfolio is the selection of investments from the point of view of an investor concerned primarily with highest credit quality, current income and total return. The assets of the U.S. Government Securities Portfolio will be invested in direct obligations of the United States, its agencies and instrumentalities.

SOCIAL AWARENESS STOCK PORTFOLIO. The objective of the Social Awareness Stock Portfolio is long-term capital appreciation and retention of net investment income. The Portfolio seeks to fulfill this objective by selecting investments, primarily common stocks, which meet the social criteria established for the Portfolio. Social criteria currently excludes companies that derive a significant portion of their revenues from the production of tobacco, tobacco products, alcohol, or military defense systems, or in the provision of military defense related services or gambling services.

UTILITIES PORTFOLIO. The objective of the Utilities Portfolio is to provide current income by investing in equity and debt securities of companies in the utility industries.

TEMPLETON VARIABLE PRODUCTS SERIES

TEMPLETON BOND FUND. The objective of the Templeton Bond Fund is high current income through a flexible policy of investing primarily in debt securities of companies, governments and government agencies of various nations throughout the world.

TEMPLETON STOCK FUND. The objective of the Templeton Stock Fund is capital growth through a policy of investing primarily in common stocks issued by companies, large and small, in various nations throughout the world.

TEMPLETON ASSET ALLOCATION FUND. The objective of the Templeton Asset Allocation Fund is a high level of total return with reduced risk over the long term through a flexible policy of investing in stocks of companies in any nation and debt obligations of companies and governments of any nation. Changes in the asset mix will be adjusted in an attempt to capitalize on total return potential produced by changing economic conditions throughout the world.

FIDELITY'S VARIABLE INSURANCE PRODUCTS FUND

FIDELITY'S HIGH INCOME PORTFOLIO. The objective of the High Income Portfolio is to seek to obtain a high level of current income by investing primarily in high yielding, lower-rated, fixed-income securities, while also considering growth of capital.

FIDELITY'S EQUITY-INCOME PORTFOLIO. The objective of the Equity-Income Portfolio is to seek reasonable income by investing primarily in income-producing equity securities; in choosing these securities, the portfolio manager will also consider the potential for capital appreciation.

FIDELITY'S GROWTH PORTFOLIO. The objective of the Growth Portfolio is to seek capital appreciation. The Portfolio normally purchases common stocks of well-known, established companies, and small emerging growth companies, although its investments are not restricted to any one type of security. Capital appreciation may also be found in other types of securities, including bonds and preferred stocks.

FIDELITY'S VARIABLE INSURANCE PRODUCTS FUND II

FIDELITY'S ASSET MANAGER PORTFOLIO. The objective of the Asset Manager Portfolio is to seek high total return with reduced risk over the long-term by allocating its assets among stocks, bonds and short-term fixed-income instruments.

AMERICAN ODYSSEY FUNDS, INC.

AMERICAN ODYSSEY INTERNATIONAL EQUITY FUND.* The objective of the International Equity Fund is to seek maximum long-term total return by investing primarily in common stocks of established non-U.S. companies.

AMERICAN ODYSSEY EMERGING OPPORTUNITIES FUND.* The objective of the Emerging Opportunities Fund is to seek maximum long-term total return by investing primarily in common stocks of small, rapidly growing companies.

AMERICAN ODYSSEY CORE EQUITY FUND.* The objective of the Core Equity Fund is to seek maximum long-term total return by investing primarily in common stocks of well-established companies.

AMERICAN ODYSSEY LONG-TERM BOND FUND.* The objective of the Long-Term Bond Fund is to seek maximum long-term total return by investing primarily in long-term corporate debt securities, U.S. government securities, mortgage-related securities, and asset-backed securities, as well as money market instruments.

AMERICAN ODYSSEY INTERMEDIATE-TERM BOND FUND.* The objective of the Intermediate-Term Bond Fund is to seek maximum long-term total return by investing primarily in intermediate-term corporate debt securities, U.S. government securities, mortgage-related securities and asset-backed securities, as well as money market instruments.


AMERICAN ODYSSEY GLOBAL HIGH-YIELD BOND FUND.* The objective of the Global High-Yield Bond Fund is maximum long-term total return (capital appreciation and income) by investing primarily in high-yield debt securities from the United States and abroad.


TRAVELERS SERIES FUND, INC.


SMITH BARNEY LARGE CAP VALUE PORTFOLIO. The objective of the Large Cap Value Portfolio is current income and long-term growth of income and capital by investing primarily, but not exclusively, in common stocks.


ALLIANCE GROWTH PORTFOLIO. The objective of the Growth Portfolio is long-term growth of capital by investing predominantly in equity securities of companies with a favorable outlook for earnings

---------------
* Funds available for use with an asset allocation program, for which there is a fee. See "Asset Allocation Advice" on page 12 for more information.

and whose rate of growth is expected to exceed that of the U.S. economy over time. Current income is only an incidental consideration.

SMITH BARNEY INTERNATIONAL EQUITY PORTFOLIO. The objective of the International Equity Portfolio is total return on assets from growth of capital and income by investing at least 65% of its assets in a diversified portfolio of equity securities of established non-U.S. issuers.

PUTNAM DIVERSIFIED INCOME PORTFOLIO. The objective of the Diversified Income Portfolio is to seek high current income consistent with preservation of capital. The Portfolio will allocate its investments among the U.S. Government Sector, the High Yield Sector, and the International Sector of the fixed income securities markets.

SMITH BARNEY HIGH INCOME PORTFOLIO. The investment objective of the High Income Portfolio is high current income. Capital appreciation is a secondary objective. The Portfolio will invest at least 65% of its assets in high-yielding corporate debt obligations and preferred stock.

MFS TOTAL RETURN PORTFOLIO. The Total Return Portfolio's objective is to obtain above-average income (compared to a portfolio entirely invested in equity securities) consistent with the prudent employment of capital. Generally, at least 40% of the Portfolio's assets will be invested in equity securities.

TRANSFERS

Before Annuity or Income Payments begin, the Owner may transfer all or part of the Contract Value among available Underlying Funds without fee, penalty or charge. There are currently no restrictions on frequency of transfers, but the Company reserves the right to limit transfers to one in any six-month period.

Since the available Underlying Funds have different investment advisory fees, a transfer from one Underlying Fund to another could result in higher or lower investment advisory fees. (See "Investment Advisory Fees," page 16.)

DOLLAR COST AVERAGING (AUTOMATED TRANSFERS)

By written request, the Owner may elect automated transfers of Contract Values on a monthly or quarterly basis from specific Underlying Funds to other Underlying Funds. Certain minimums may apply to enroll in the program. He or she may stop or change participation in the Dollar Cost Averaging program at any time, provided the Company receives at least 30 days' written notice.

Automated transfers are subject to all Contract provisions, including those relating to the transfer of money between Underlying Funds. Certain minimums may apply to amounts transferred.

Dollar cost averaging requires regular investment regardless of fluctuating prices and does not guarantee profits nor prevent losses in a declining market. Before electing this option, individuals should consider their financial ability to continue purchases through periods of low price levels.

ASSET ALLOCATION ADVICE

Some Contract Owners may elect to enter into a separate advisory agreement with Copeland Financial Services, Inc. ("Copeland"), an affiliate of the Company. Copeland provides asset allocation advice under its CHARTSM Program, which is fully described in a separate Disclosure Statement. Under the CHART Program, Purchase Payments and Cash Values are allocated among the six American Odyssey Funds. Copeland's charge for this advisory service is equal to a maximum of 1.50% of the assets subject to the CHART Program. This fee is currently reduced by 0.25%, the amount of the fee paid to the investment manager of American Odyssey Funds, and it is further reduced for assets over $25,000. Another reduction is made for Participants in Plans subject to ERISA with respect to amounts allocated to the American Odyssey Intermediate-Term Bond Fund because that Fund has as its subadviser an affiliate of Copeland. A $30 initial fee is also charged. The CHART Program fee will be paid by quarterly withdrawals from the Cash Values allocated to the American Odyssey Funds. The Company will not treat these withdrawals as taxable distributions. The CHART Program may not be available in all marketing programs through which the Universal Annuity Contract is sold.

SURRENDERS AND REDEMPTIONS

The Contract Owner may redeem all or any portion of the Cash Surrender Value at any time prior to the Annuity Commencement Date. The Owner or Participant must submit a written surrender request. Surrenders will be made pro rata from all the investment options unless he or she specifies the Underlying Fund(s) from which surrender is to be made. The Cash Surrender Value will be determined as of the Valuation Date next following receipt of the Owner's surrender request at the Company's Home Office.

The Company may defer payment of any Cash Surrender Value for a period of not more than seven days after the request is received in good order. The Cash Surrender Value of an Owner's Account on any date will be equal to the Cash Value of the applicable Contract or Account less any applicable Contingent Deferred Sales Charge, outstanding cash loans, and any premium tax not previously deducted. The Cash Surrender Value may be more or less than the Purchase Payments made depending on the value of the Contract or Account at the time of surrender.

For those participating in the Texas Optional Retirement Program, a withdrawal is available only upon termination of employment, retirement or death as provided in the Texas Optional Retirement Program.

SYSTEMATIC WITHDRAWALS

Each Contract Year, Contract Owners may elect to take monthly, quarterly, semiannual or annual systematic withdrawals of a specified dollar amount. Any applicable premium taxes will be deducted. To elect this option, an election form provided by the Company must be completed. Systematic withdrawals may be stopped at any time, provided the Company receives at least 30 days' written notice.

DEATH BENEFIT

If the Annuitant dies on or after age 75 and before Annuity or Income Payments begin, the Company will pay to the beneficiary the Cash Value, as of the date it receives at its Home Office proof of death, less any premium tax incurred. If the Annuitant dies before age 75 and before Annuity or Income Payments begin, after receipt of due proof of death, the Company will pay the greatest of (1),
(2) or (3) below:

     1. the Cash Value, less any premium tax incurred or outstanding cash loans;

     2. the total Purchase Payments allocated for that Contract Owner, less any prior surrenders or cash loans; or

     3. the Cash Value, on the fifth Contract Year immediately preceding the date of receipt of due proof of death by the Company, less any applicable premium tax, outstanding cash loans or surrenders made since such fifth year anniversary.

In some jurisdictions, until state approval is received, the applicable age at which the death benefit formula will reduce will be age 65 rather than age 75.

CHARGES AND DEDUCTIONS

CONTINGENT DEFERRED SALES CHARGE

No sales charges are deducted at the time a Purchase Payment is applied under the Contract. A Contingent Deferred Sales Charge of 5% will be assessed if an amount is surrendered (withdrawn) within five years of its payment date. (For this calculation, the five years will be measured from the first day of the calendar month of the payment date.)

In the case of a partial surrender, payments made first will be considered to be surrendered first ("first in, first out"). In no event may the Contingent Deferred Sales Charge exceed 5% of premiums paid in the five years immediately preceding the surrender date, nor may the charge exceed 5% of the amount withdrawn. Unless the Company receives instructions to the contrary, the Contingent Deferred Sales Charge will be deducted from the amount requested.

The Contingent Deferred Sales Charge will be waived if:

      -- an annuity payout is begun;

      -- an income option of at least three years' duration (without right of withdrawal) is begun after the first Contract Year;

      -- the Annuitant under an Individual Contract dies;

      -- the Annuitant under an Individual Contract becomes disabled (as defined by the Internal Revenue Service) subsequent to purchase of the Contract;

      -- the Annuitant under an Individual Contract, under a tax-deferred annuity plan (403(b) plan) retires after age 55, provided the Contract has been in effect five years or more and provided the payment is made to the Contract Owner;

      -- the Annuitant under an IRA plan reaches age 70 1/2, provided the Contract has been in effect five years or more;

      -- the Annuitant under an Individual Contract, under a qualified pension or profit-sharing plan (including a 401(k) plan) retires at or after age 59 1/2, provided the Contract has been in effect five years or more; or if refunds are made to satisfy the anti-discrimination test. (For those under Contract issued before May 1, 1992, the Contingent Deferred Sales Charge will also be waived if the Annuitant retires at normal retirement age (as defined by the Plan), provided the Contract, as applicable has been in effect one year or more);

      -- the Annuitant under a Section 457 deferred compensation plan retires and the Contract has been in effect five years or more, or if a financial hardship or disability withdrawal has been allowed by the Plan administrator under applicable Internal Revenue Service ("IRS") rules.

There is a 10% free withdrawal allowance available for partial withdrawals taken during any Contract Year after the first. Such withdrawals will be free of charge until the free withdrawal amount is exceeded. Participants under IRA plans with Contracts issued prior to May 1, 1994, are entitled to a 20% free withdrawal allowance after the first Contract Year. Free withdrawals from IRA plans are only available after the Participant has attained age 59 1/2. The free withdrawal amount that is available will be calculated as of the Contract Anniversary Date immediately preceding the surrender date. The free withdrawal allowance does not apply to full surrenders. For 403(b) plan

Participants, partial and full withdrawals (surrenders) may be subject to restrictions. (See "Section 403(b) Plans and Arrangements," page 25.)

The Company expects the Contingent Deferred Sales Charge under the Contracts will be insufficient to cover distribution expenses. The difference will be covered by the general assets of the Company which are attributable, in part, to the mortality and expense risk charges assessed under the Contract.

PREMIUM TAX

Certain state and local governments impose premium taxes. These taxes currently range from 0.5% to 5.0% depending upon jurisdiction. The Company, in its sole discretion and in compliance with any applicable state law, will determine the method used to recover premium tax expenses incurred. The Company will deduct any applicable premium taxes from the Contract Value either upon death, surrender, annuitization, or at the time Purchase Payments are made to the Contract, but no earlier than when the Company has a tax liability under state law.

ADMINISTRATIVE CHARGE

On all Contracts there will be a semiannual administrative charge of $15. The administrative charge will be deducted from the account in June and December of each year. This charge will be prorated from the date of purchase to the next date of assessment of charge. A prorated charge will also be assessed upon voluntary or involuntary surrender of the Contract. This charge will not be assessed after an annuity payout has begun. The administrative charge will be deducted from the Contract Value by canceling Accumulation Units in each Underlying Fund on a pro rata basis. The administrative charge will offset the actual expenses of the Company in administering the Contract. The charge is set at a level which does not exceed the average expected cost of the administrative services to be provided while the Contract is in force.

MORTALITY AND EXPENSE RISK CHARGE

There is an insurance charge against the assets of the Separate Account to cover the mortality and expense risks associated with guarantees which the Company provides under these Variable Annuity Contracts. This charge, on an annual basis, is 1.25% of the Separate Account value and is deducted on each Valuation Date at the rate of 0.003425% for each day in the Valuation Period.

The Company estimates that approximately 50% of the charge is for the assumption of mortality risk, while the remainder is for the assumption of expense risk. The mortality risk charge compensates the Company for guaranteeing to provide Annuity Payments according to the terms of the Contract regardless of how long the Annuitant lives and for the guaranteeing to provide the death benefit if the Annuitant dies prior to the Maturity Date. The expense risk charge compensates the Company for the risk that the charges under the Contract, which cannot be increased during the duration of the Contract, will be insufficient to cover actual costs.

If the amount deducted for these mortality and expense risks is not sufficient to cover the mortality costs and expense shortfalls, the loss is borne by the Company. If the deduction is more than sufficient, the excess will be a profit to the Company. The Company expects to make a profit from the insurance charge.

REDUCTION OR ELIMINATION OF CONTRACT CHARGES

The amount of the Contingent Deferred Sales Charge, mortality and expense risk charge, and the administrative charge assessed under the Contract may be reduced or eliminated when sales of the Contract are made to individuals or a group of individuals in such a manner that results in savings or reduction of sales expenses. The entitlement to such a reduction in the Contingent Deferred Sales Charges, mortality and expense risk charge or the administrative charge will be based on the following: (1) the size and type of group to which sales are to be made (the sales expenses for a larger group are generally less than for a smaller group because of the ability to implement large numbers of contracts with fewer sales contacts); (2) the total amount of Purchase Payments to be received (per Contract sales expenses are likely to be less on larger Purchase Payments than on smaller ones); and (3) any prior or existing relationship with the Company (per contract sales expenses are likely to be less when there is a prior or existing relationship because of the likelihood of implementing the Contract with fewer sales contacts).

There may be other circumstances, of which the Company is not presently aware, which could result in fewer sales expenses. In no event will reduction or elimination of the Contingent Deferred Sales Charge, mortality and expense risk charge or the administrative charge be permitted where such reduction or elimination will be unfairly discriminatory to any person.

INVESTMENT ADVISORY FEES

For information on the Investment Advisory Fees of Fund VA's underlying funds refer to the Fee Table and to the prospectuses for those funds.

THE ANNUITY PERIOD

MATURITY DATE

Annuity Payments will ordinarily begin on the date stated in the Contract. However, a later Annuity Commencement Date may be elected. The Annuity Commencement Date must be before the individual's 70th birthday, unless the Company consents to a later date. Federal income tax law requires that certain minimum distribution payments be taken from pension, profit-sharing, Section 403(b), Section 457 and IRA plans after the individual reaches the age of 70 1/2. A number of payout options are available (see "Payout Options," page
17). No Contingent Deferred Sales Charge will be assessed if an Annuity Option is elected, or an Income Option of at least three years' duration (without right of withdrawal) is elected after the first Contract Year. Federal income tax law also requires that certain minimum distribution payments be taken upon the death of the Contract Owner of a nonqualified annuity contract and upon the death of the Annuitant of a pension, profit-sharing, Section 403(b), Section 457, or IRA plan.

ALLOCATION OF ANNUITY PAYMENTS

When Annuity Payments begin, the accumulated value in each Underlying Fund will be applied to provide an Annuity with the amount of Annuity Payments varying with the investment experience of that same Underlying Fund. If the Owner wishes to have Annuity Payments which vary with the investment experience of a different Underlying Fund, transfers among accounts must be made at least 30 days before the date Annuity Payments begin. If the Owner wishes to have a fixed dollar annuity whose payments do not vary, the Company will exchange that Contract for a different contract or provide such other settlement agreements as are appropriate to effect the payment of such an Annuity. (Variable payout may not be availabale in all states. Refer to your contract.)

Once Annuity Payments begin, these Contract Owners will automatically receive a fixed dollar annuity whose payments do not vary with the investment experience of an Underlying Fund.

ANNUITY UNIT VALUE

The dollar value of an Annuity Unit for each Underlying Fund was established at $1.00 at inception. The value of an Annuity Unit as of any Valuation Date is determined 14 days in advance in order to allow adequate time for the required calculations and the mailing of annuity checks in advance of their due dates. (If the date 14 days in advance is not a Valuation Date, the calculation is made on the next following Valuation Date, which would generally be 13 or 12 days in advance.)

Specifically, the Annuity Unit Value for an Underlying Fund as of a Valuation Date is equal to (a) the value of the Annuity Unit on the immediately preceding Valuation Date multiplied by (b) the net investment factor for the Valuation Period ending on or next following 14 days prior to the current Valuation Date, divided by (c) the assumed net investment factor for the Valuation

Period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.5% for a Valuation Period of one day is
1.0000942 and, for a period of two days, is 1.0000942 X 1.0000942.)

The value of an Annuity Unit as of any date other than a Valuation Date is equal to its value on the next succeeding Valuation Date.

The number of Annuity Units credited to the Contract is determined by dividing the first monthly Annuity Payment attributable to each Underlying Fund by the Underlying Fund's Annuity Unit Value as of the due date of the first Annuity Payment. The number of Annuity Units remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT

The Contract contains tables used to determine the first monthly Annuity Payment. The amount applied to effect an Annuity will be the Cash Value of the Contract as of 14 days before the date Annuity Payments commence less any applicable premium taxes not previously deducted.

The amount of the first monthly payment depends on the Annuity Option elected (see "Automatic Option," page 18) and the adjusted age of the Participant. A formula for determining the adjusted age is contained in the Contract. The tables are determined from the Progressive Annuity Table assuming births in the year 1900 and an assumed annual net investment rate of 3.5%. The total first monthly Annuity Payment is determined by multiplying the benefit per $1,000 of value shown in the tables of the Contract by the number of thousands of dollars of value of the Contract applied to that Annuity Option. The Company reserves the right to require proof of age before Annuity Payments begin.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS

The dollar amount of the second and subsequent Annuity Payments is not predetermined and may change from month to month based on the investment experience of the applicable Underlying Funds. The actual amounts of these payments are determined by multiplying the number of Annuity Units credited to the Contract in each Underlying Fund by the corresponding Annuity Unit Value as of the date on which payment is due. The interest rate assumed in the annuity tables would produce a level Annuity Unit Value and, therefore, level Annuity Payments if the net investment rate remained constant at the assumed rate. In fact, payments will vary up or down as the net investment rate varies up or down from the assumed rate, and there can be no assurance that a net investment rate will be as high as the assumed rate.

FIXED ANNUITY

A fixed Annuity is an annuity with payments which remain fixed as to dollar amount throughout the payment period. The dollar amount of the first Fixed Annuity Payment will be calculated as described under "Variable Annuity" above. All subsequent payments will be made in the same amount, and that amount will be assured throughout the payment period. If it would produce a larger payment, the Company agrees that the first Fixed Annuity Payment will be determined using the Life Annuity Tables in effect on the Maturity Date.

PAYOUT OPTIONS

ELECTION OF OPTIONS

On the Annuity Commencement Date, or other agreed-upon date, the Company will pay an amount payable under the Contract in one lump sum, or in accordance with the payment option selected by the Contract Owner. Election of an Annuity Option or an Income Option must be made in writing in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant under an Individual Contract, must be made by the Contract Owner. The terms of options elected may be restricted to meet the contract qualification requirements of
Section 401(a)(9) of the Internal Revenue Code. If, at the death of an Annuitant under an

Individual Contract, there is no election in effect for that Annuitant, the beneficiary may elect an Annuity Option or Income Option in lieu of the Death Benefit. The minimum amount that can be placed under an Annuity Option or Income Option, as described below, is $2,000 unless the Company consents to a lesser amount. If any monthly periodic payment due any payee is less than $20, the Company reserves the right to make payments at less frequent intervals. Annuity Options and Income Options may be elected on a monthly, quarterly, semiannual or annual basis.

ANNUITY OPTIONS

AUTOMATIC OPTION -- Unless the Company is directed otherwise by the Owner, if he or she is living and has a spouse and no election has been made, the Company will, on his or her Annuity Commencement Date, pay to the Annuitant the first of a series of Annuity Payments based on the life of the Annuitant as the primary payee and the Annuitant's spouse in accordance with Option 5 below.

If the Annuitant is living and no election has been made and the Annuitant has no spouse, the Company will, on the Annuity Commencement Date, pay to the Annuitant the first of a series of Annuity Payments based on the life of the Annuitant, in accordance with Option 2 with 120 monthly payments assured.

OPTION 1 -- LIFE ANNUITY -- NO REFUND: The Company will make Annuity Payments during the lifetime of the person on whose life the payments are based, terminating with the last payment preceding death. While this option offers the maximum periodic payment, there is no assurance of a minimum number of payments, nor is there a provision for a death benefit for beneficiaries.

OPTION 2 -- LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS ASSURED: The Company will make monthly Annuity Payments during the lifetime of the person on whose life payments are based, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, payments will be continued during the remainder of the period to the beneficiary designated. The beneficiary may instead receive a single sum settlement equal to the discounted value of the future payments with the interest rate equivalent to the assumption originally used when the Annuity began.

OPTION 3 -- UNIT REFUND LIFE ANNUITY: The Company will make Annuity Payments during the lifetime of the person on whose life payments are based, terminating with the last payment due before the death of that person, provided that, at death, the beneficiary will receive in one sum the current dollar value of the number of Annuity Units equal to (a) minus (b) (if that difference is positive) where: (a) is the total amount applied under the option divided by the Annuity Unit Value on the due date of the first Annuity Payment, and (b) is the product of the number of the Annuity Units represented by each payment and the number of payments made.

OPTION 4 -- JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: The Company will make Annuity Payments during the joint lifetime of the two persons on whose lives payments are based, and during the lifetime of the survivor. No further payments will be made following the death of the survivor. There is no assurance of a minimum number of payments, nor is there a provision for a death benefit upon the survivor's death.

OPTION 5 -- JOINT AND LAST SURVIVOR LIFE ANNUITY -- ANNUITY REDUCES ON DEATH OF PRIMARY PAYEE: The Company will make Annuity Payments during the lifetime of the two persons on whose lives payments are based. One of the two persons will be designated as the primary payee. The other will be designated as the secondary payee. On the death of the secondary payee, if survived by the primary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, if survived by the secondary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments which would have been made during the lifetime of the primary payee. No further payments will be made following the death of the survivor.

OPTION 6 -- OTHER ANNUITY OPTIONS: The Company will make any other arrangements for Annuity Payments as may be mutually agreed upon.

INCOME OPTIONS

OPTION 1 -- PAYMENTS OF A FIXED AMOUNT: The Company will make equal payments of the amount elected until the Cash Value applied under this option has been exhausted. The final payment will include any amount insufficient to make another full payment.

OPTION 2 -- PAYMENTS FOR A FIXED PERIOD: The Company will make payments for the number of years selected. The amount of each payment will be equal to the remaining Cash Value applied under this option divided by the number of remaining payments.

OPTION 3 -- INVESTMENT INCOME: The Company will make payments for the period agreed on. The amount payable will be equal to the excess, if any, of the Cash Value under this option over the amount applied under this option. No payment will be made if the Cash Value is less than the amount applied, and it is possible that no payments would be made for a period of time. Payments under this option are not considered to be Annuity Payments and are taxable in full as ordinary income. (See "Federal Tax Considerations," page 24.) This option will generally be inappropriate under federal tax law for periods that exceed the Participant's attainment of age 70 1/2.

The Cash Value used to determine the amount of any Income Payment will be calculated as of 14 days before the date an Income Payment is due and will be determined on the same basis as the Cash Value of the Contract, including the deduction for mortality and expense risks.

Income Options differ from Annuity Options in that the amount of the payments made under Income Options are unrelated to the length of life of any person. Although the Company continues to deduct the charge for mortality and expense risks, it assumes no mortality risks for amounts applied under any Income Option. Moreover, except with respect to lifetime payments of investment income under Income Option 3, payments are unrelated to the actual life span of any person. Thus, the Participant may outlive the payment period.

While Income Options do not directly involve mortality risks for the Company, an individual may elect to apply the remaining Cash Value to provide an Annuity at the guaranteed rates even though Income Payments have been received under an Income Option. Before an Owner makes any Income Option election, he or she should consult a tax adviser as to any adverse tax consequences the election might have.

                                 MISCELLANEOUS
--------------------------------------------------------------------------------

TERMINATION

We reserve the right to terminate this Contract on any Valuation Date if:

     1. the Cash Value, if any, is less than $500, and;

     2. premium has not been paid for at least three years.

If this Contract is terminated, the Cash Value of the Owner's Account, if any, less any applicable premium tax not previously deducted will be paid to you.

Termination will not occur until 31 days after the Company has mailed notice of termination to the Group Contract Owner or the Participant, as provided in the Plan, at the last known address; and to any assignee of record.

REQUIRED REPORTS

As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, the Company will furnish a report which will show the number of

Accumulation Units credited to the Contract in each Underlying Fund and the corresponding Accumulation Unit Value as of the date of the report. The Company will keep all records required under federal or state laws.

RIGHT TO RETURN

The Contract may be returned for a full refund of the Contract's Cash Value (including charges) within ten days after the delivery of the Contract to the Contract Owner, unless state law requires a longer period. The Contract Owner bears the investment risk during the free-look period; therefore, the Cash Value returned may be greater or less than the Purchase Payment made under the Contract. However, if applicable state law so requires, or if the Contract was purchased in an Individual Retirement Annuity, the Purchase Payment will be returned in full. All Cash Values will be determined as of the Valuation Date next following the Company's receipt of the Contract Owner's written request for refund.

The right to return is not available to participants of the Texas Optional Retirement Program.

SUSPENSION OF PAYMENTS

If a national stock exchange is closed (except for holidays or weekends), or trading is restricted due to an existing emergency as defined by the SEC so that disposal of the Separate Account's investments or determination of its net asset value is not reasonably practicable, or the Commission has ordered that the right of redemption (surrender) be suspended for the protection of Contract Owners, the Company may postpone all procedures (including making Annuity Payments) which require valuation of Separate Accounts until the stock exchange is reopened and trading is no longer restricted.

VOTING RIGHTS

The Contract Owner has certain voting rights in the Underlying Funds. The number of votes which an Owner may cast in the accumulation period is equal to the number of Accumulation Units credited to the account under the Contract. During the annuity period, the Contract Owner may cast the number of votes equal to (i) the reserve related to the Contract divided by (ii) the value of an Accumulation Unit. During the annuity period, the voting rights of an Annuitant, will decline as the reserve for the Contract declines.

Upon the death of the person authorized to vote under the Contract, all voting rights will vest in the beneficiary of the Contract, except in the case of nonqualified Individual Contracts, where the surviving spouse may succeed to the ownership.

In accordance with its view of present applicable law, the Company will vote shares of the Underlying Funds at regular and special meetings of the shareholders of the funds in accordance with instructions received from persons having a voting interest in Fund VA. The Company will vote shares for which it has not received instructions in the same proportion as it votes shares for which it has received instructions. However, if the 1940 Act or any regulation thereunder should be amended, or if the present interpretation thereof should change, and as a result the Company determines that it is permitted to vote shares of the mutual funds in its own right, it may elect to do so.

The number of shares which a person has a right to vote will be determined as of the date concurrent with the date established by the respective mutual fund for determining shareholders eligible to vote at the meeting of the fund, and voting instructions will be solicited by written communication before the meeting in accordance with the procedures established by the mutual fund.

Each person having a voting interest in Fund VA will receive periodic reports relating to the fund(s) in which he or she has an interest, proxy material and a form with which to give such instructions with respect to the proportion of the fund shares held in Fund VA corresponding to his or her interest in Fund VA.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

The principal underwriter and distributor of the Contracts is CFBDS, Inc. 21 Mild St. Boston, Ma. CFBDS is not affiliated with the company or the Separate Account.

The Company intends to sell the Contract in all jurisdictions where the Company is licensed to do business. The Contract may be purchased from agents who are licensed the applicable state and federal authoritied to sell variable annuity contracts issued by the Company, and who are also registered representatives of broker-dealers who are registered with the SEC under teh Securities Exchange Act of 1934, and are all members of the NASD.

Agents will be compensated for sales of the Contracts on a commission and service fee basis. The compensation paid to sales agents will not exceed 7.0% of the payments made under the Contract. In addition, certain production, persistency and managerial bonuses may be paid.

From time to time the Company may pay or permit other promotional incentives, in cash, credit or other compensation.

STATE REGULATION

The Company is subject to the laws of the state of Connecticut governing insurance companies and to regulation by the Insurance Commissioner of the state of Connecticut. An annual statement in a prescribed form must be filed with that Commissioner on or before March 1 in each year covering the operations of the Company for the preceding year and its financial condition on December 31 of such year. Its books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is conducted by the National Association of Insurance Commissioners ("NAIC") at least once in every four years.

In addition, the Company is subject to the insurance laws and regulations of the other states in which it is licensed to operate. Generally, the insurance departments of the states apply the laws of the jurisdiction of domicile in determining the field of permissible investments.

LEGAL PROCEEDINGS AND OPINIONS


There are no pending material legal proceedings affecting the Separate Account, the principal underwriter or the Company. Legal matters in connection with the federal laws and regulations affecting the issue and sale of the Contract described in this prospectus, as well as the organization of the Company, its authority to issue variable annuity contracts under Connecticut law and the validity of the forms of the variable annuity contracts under Connecticut law, have been passed on by the General Counsel of the Company.


                   THE INSURANCE COMPANY AND SEPARATE ACCOUNT
--------------------------------------------------------------------------------

THE INSURANCE COMPANY

The Travelers Life and Annuity Company (the "Company"), an indirect wholly owned subsidiary of Citigroup Inc., is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. The Company is licensed to conduct a life insurance business in a majority of the states of the United States and intends to become licensed in the remaining states, except New York. The Company's Home Office is located at One Tower Square, Hartford, Connecticut 06183.


IMSA

The Company is a member of the Insurance Marketplace Standards Association ("IMSA"), and as such may use the IMSA logo and IMSA membership in its advertisements. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities. IMSA members have adopted policies and procedures that demonstrate a commitment to honesty, fairness and integrity in all customer contacts involving the sale and service of individual life insurance and annuity products.

YEAR 2000 COMPLIANCE

The Company is highly dependent on computer systems and systems applications for conducting its ongoing business functions. In 1996, TIC and its subsidiaries, including TLAC, began the process of identifying, assessing and implementing changes to computer programs to address the Year 2000 issue and developed a comprehensive plan that encompasses TIC and its insurance subsidiaries, to address the issue. The issue involves the ability of computer systems that have time sensitive programs to recognize properly the Year 2000. The inability to do so could result in major failures or miscalculations that would disrupt the Company's ability to meet its customer and other obligations on a timely basis.

The Company has achieved substantial compliance with respect to its business critical systems in accordance with its Year 2000 plan and is in the process of certification to validate compliance. The Company anticipates completing the certification process by June 30, 1999. An ongoing re-certification process will be put in place for third and fourth quarter 1999 to ensure all systems and products remain compliant.

The total cost associated with the required modifications and conversions is being expensed as incurred in the period 1996 through 1999. The Company also has third party customers, financial institutions, vendors and others with which it conducts business and has confirmed their plans to address and resolve Year 2000 issues on a timely basis. While it is likely that these efforts by third party vendors and customers will be successful, it is possible that a series of failures by third parties could have a material adverse effect on the Company's results of operations in future periods.

In addition, the Company is developing contingency plans to address perceived risks associated with the Year 2000 effort. These include business resumption plans to address the possibility of internal systems failures and the possibility of failure of systems or processes outside the Company's control. As of year-end 1998, the Company has completed initial business resumption contingency plans which would enable business critical units to function beginning January 1, 2000 in the event of an unexpected failure. Business resumption contingency plans are expected to be finalized by June 30, 1999. Preparations for the management of the date change will continue through 1999.


THE SEPARATE ACCOUNT

Fund VA is a unit investment trust registered with the SEC under the 1940 Act, which means that Fund VA's assets are invested exclusively in the shares of the Underlying Funds.

Under Connecticut law, the assets of Fund VA will be held for the exclusive benefit of its owners. Income, gains and losses, whether or not realized, for assets allocated to Fund VA, are in accordance with the applicable annuity contracts, credited to or charged against the Separate Account without regard to other income, gains or losses of the Company. The assets in the Separate Account are not chargeable with liabilities arising out of any other business which the Company may conduct. The obligations arising under the Variable Annuity contracts are obligations of the Company.

SUBSTITUTION OF INVESTMENTS

If any of the Underlying Funds become unavailable, or in the judgment of the Company become inappropriate for the purposes of the Contract, the Company may substitute another Underlying Fund without consent of Contract Owners. Substitution may be made with respect to both existing investments and the investment of future Purchase Payments. However, no such substitution will be made without notice to Contract Owners and without prior approval of the SEC, to the extent required by the 1940 Act, or other applicable law.

INVESTMENT ADVISERS

The Underlying Funds receive investment management and advisory services from the following investment professionals:

-------------------------------------------------------------------------------------------------------
        UNDERLYING FUND                   INVESTMENT ADVISER                      SUBADVISER
-------------------------------------------------------------------------------------------------------
Capital Appreciation Fund          Travelers Asset Management          Janus Capital Corporation
                                   International Corporation (TAMIC)
-------------------------------------------------------------------------------------------------------
High Yield Bond Trust              TAMIC

-------------------------------------------------------------------------------------------------------
Money Market Porfolio              TAMIC
-------------------------------------------------------------------------------------------------------
Managed Assets Trust               TAMIC                               The Travelers Investment
                                                                       Management Company (TIMCO)
-------------------------------------------------------------------------------------------------------
U.S. Government Securities         TAMIC
  Portfolio
-------------------------------------------------------------------------------------------------------
Social Awareness Stock Portfolio   SSBC Fund Management Inc
                                   (SSBC)
-------------------------------------------------------------------------------------------------------
Utilities Portfolio                (SSBC)

-------------------------------------------------------------------------------------------------------
Templeton Stock Fund               Templeton Investment Counsel,
                                   Inc.
-------------------------------------------------------------------------------------------------------
Templeton Asset Allocation Fund    Templeton Investment Counsel,
                                   Inc.
-------------------------------------------------------------------------------------------------------
Templeton Bond Fund                Templeton Global Bond Managers
-------------------------------------------------------------------------------------------------------
Fidelity's High Income Portfolio   Fidelity Management & Research
                                   Company
-------------------------------------------------------------------------------------------------------
Fidelity's Equity-Income           Fidelity Management & Research
  Portfolio                        Company
-------------------------------------------------------------------------------------------------------
Fidelity's Growth Portfolio        Fidelity Management & Research
                                   Company
-------------------------------------------------------------------------------------------------------
Fidelity's Asset Manager           Fidelity Management & Research
  Portfolio                        Company
-------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund           Mellon Equity Associates
-------------------------------------------------------------------------------------------------------
American Odyssey International     American Odyssey Funds              Bank of Ireland Asset Management
  Equity Fund                      Management, Inc.                    (U.S.) Limited
-------------------------------------------------------------------------------------------------------
American Odyssey Emerging          American Odyssey Funds              SG Cowen Asset Management and
  Opportunities Fund               Management, Inc.                    Chartwell Investment Partners
-------------------------------------------------------------------------------------------------------
American Odyssey Core Equity       American Odyssey Funds              Equinox Capital Management, Inc.
  Fund                             Management, Inc.
-------------------------------------------------------------------------------------------------------
American Odyssey Long-Term         American Odyssey                    Western Asset Management
Bond Fund                          Funds Management, Inc.              Company
-------------------------------------------------------------------------------------------------------
American Odyssey Intermediate-     American Odyssey Funds              TAMIC
  Term Bond Fund                   Management, Inc
-------------------------------------------------------------------------------------------------------
American Odyssey Global            American Odyssey Funds              Credit Suisse
  High-Yield Bond                  Management, Inc.                    Asset Management
-------------------------------------------------------------------------------------------------------
Smith Barney Large Cap Value       SSCB
  Portfolio
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
        UNDERLYING FUND                   INVESTMENT ADVISER                      SUBADVISER
-------------------------------------------------------------------------------------------------------
Alliance Growth Portfolio          Travelers Investment                 Alliance Capital Management L.P.
                                   Advisers Inc. ("TIA")
-------------------------------------------------------------------------------------------------------
Smith Barney International         SSBC
  Equity Portfolio
-------------------------------------------------------------------------------------------------------
Putnam Diversified Income          Travelers Investment                Putnam Investment Management,
  Portfolio                        Advisers Inc. ("TIA")               Inc.
-------------------------------------------------------------------------------------------------------
Smith Barney High Income           SSBC
  Portfolio
-------------------------------------------------------------------------------------------------------
MFS Total Return Portfolio         Travelers Investment                Massachusetts Financial Services
                                   Advisers Inc. ("TIA")               Company
-------------------------------------------------------------------------------------------------------


PERFORMANCE INFORMATION

From time to time, the Company may advertise several types of historical performance for the underlying funds of Fund VA. We may advertise the "standardized average annual total returns" of the funding option, calculated in a manner prescribed by the SEC, as well as the "nonstandardized total return," as described below. Specific examples of the performance information appear in the SAI.

STANDARDIZED METHOD.Quotations of average annual total returns are computed according to a formula in which a hypothetical initial investment of $1,000 is applied to the funding option, and then related to ending redeemable values over one-, five-, and ten-year periods, or for a period covering the time during which the funding option has been in existence, if less. These quotations reflect the deduction of all recurring charges during each period (on a pro rata basis in the case of fractional periods). The deduction for the semiannual administrative charge ($15) is converted to a percentage of assets based on the actual fee collected (or anticipated to be collected, if a new product), divided by the average net assets for Contracts sold (or anticipated to be sold). Each quotation assumes a total redemption at the end of each period with the applicable withdrawal charge deducted at that time.

NONSTANDARDIZED METHOD. Nonstandardized "total returns" will becalculated in a similar manner based on the performance of the funding options over a period of time, usually for the calender year-to-date, and for the past one-, three-, five- and ten-year periods. Nonstandardized total returns will not reflect the deduction of the $15 semiannual contract administrative charge, which, if reflected, would decrease the level of performance shown. The withdrawal charge is not reflected because the Contract is designed for long-term investment.

For underlying funds that were in existence prior to the date they became available under the Separate Account, the standardized average annual total returns may be accompanied by returns showing the investment performance that such underlying funds would have achieved (reduced by the applicable charges) had they been held under the Contract for the period quoted. The total return quotations are based upon historical earnings and are not necessarily representative of future performance.

GENERAL. Within the guidelines prescribed by the SEC and the National Association of Securities Dealers, Inc. ("NASD"), performance information may be quoted numerically or may be presented in a table, graph or other illustration. Advertisements may include data comparing performance to well-known indices of market performance (including but not limited to, the Dow Jones Industrial Average, the Standard & Poor's (S&P) 500 Index and the S&P 400 Index, the Lehman Brothers Long T-Bond Index, the Russell 1000, 2000, and 3000 Indices, the Value Line Index, and the Morgan Stanley Capital International's EAFE Index). Advertisements may also include published editorial comments and performance rankings compiled by independent organizations (including, but not limited to, Lipper Analytical Services, Inc. and Morningstar, Inc.) and publications that monitor the performance of the Separate Account and the variable funding options.

                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

GENERAL

The Company is taxed as a life insurance company under Subchapter L of the Internal Revenue Code (the "Code"). Investment income and gains of a Separate Account that are credited to a variable annuity contract incur no current federal income tax. Generally, amounts credited to a contract are not taxable until received by the Contract Owner, participant or beneficiary, either in the form of Annuity Payments or other distributions. Tax consequences and limits are described further below for each annuity program.

INVESTOR CONTROL

In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate accounts used to support their contract. In those circumstances, income and gains from the separate account assets would be includable in the variable contract owner's gross income.

The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The U.S. Treasury Department has also announced, in connection with the issuance of regulations concerning diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the Contract Owner), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular Sub-Accounts without being treated as owners of the underlying assets." As of the date of this prospectus, no such guidance has been issued.

The ownership rights under the Contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it determined that the owners were not owners of separate account assets. For example, a Contract Owner or Participant of this Contract has additional flexibility in allocating payments and cash values. These differences could result in the Contract Owner being treated as the owner of the assets of Fund VA. In addition, the Company does not know what standard will be set forth in the regulations or rulings which the Treasury is expected to issue, nor does the Company know if such guidance will be issued. The Company therefore reserves the right to modify the Contract as necessary to attempt to prevent the Contract Owner from being considered the owner of a pro rata share of the assets of Fund VA.

The remaining tax discussion assumes that the Contract qualifies as an annuity contract for federal income tax purposes.

SECTION 403(B) PLANS AND ARRANGEMENTS

Purchase Payments for tax-deferred annuity contracts may be made by an employer for employees under annuity plans adopted by public educational organizations and certain organizations which are tax exempt under Section 501(c)(3) of the Code. Within statutory limits, these payments are not currently includable in the gross income of the participants. Increases in the value of the Contract attributable to these Purchase Payments are similarly not subject to current taxation. The income in the Contract is taxable as ordinary income whenever distributed.

An additional tax of 10% will apply to any taxable distribution received by the participant before the age of 59 1/2, except when due to death, disability, or as part of a series of payments for life or life expectancy, or made after the age of 55 with separation from service. There are other statutory exceptions.

Amounts attributable to salary reductions and income thereon may not be withdrawn prior to attaining the age of 59 1/2, separation from service, death, total and permanent disability, or in the case of hardship as defined by federal tax law and regulations. Hardship withdrawals are available only to the extent of the salary reduction contributions and not from the income attributable to such contributions. These restrictions do not apply to assets held generally as of December 31, 1988.

Distribution must begin by April 1st of the calendar year following the calendar year in which the participant attains the age of 70 1/2. Certain other mandatory distribution rules apply at the death of the participant.

Eligible rollover distributions, including most partial or full redemptions or "term-for-years" distributions of less than 10 years, are eligible for direct rollover to another 403(b) contract or to an Individual Retirement Arrangement
(IRA) without federal income tax withholding.

QUALIFIED PENSION AND PROFIT-SHARING PLANS

Under a qualified pension or profit-sharing trust described in Section 401(a) of the Code and exempt from tax under Section 501(a) of the Code, Purchase Payments made by an employer are not currently taxable to the participant and increases in the value of a contract are not subject to taxation until received by a participant or beneficiary.

Distribution must begin by April 1st of the calendar year following the calendar year in which the participant attains the age of 70 1/2. Certain other mandatory distribution rules apply at the death of the participant.

Distributions in the form of Annuity or Income Payments are taxable to the participant or beneficiary as ordinary income in the year of receipt. Any distribution that is considered the participant's "investment in the contract" is treated as a return of capital and is not taxable. Payments under Income Option 3 are taxable in full. Certain lump-sum distributions described in
Section 402 of the Code may be eligible for special ten-year forward averaging treatment for individuals born before January 1, 1936. All individuals may be eligible for favorable five-year forward averaging of lump-sum distributions. Certain eligible rollover distributions including most partial and full surrenders or term-for-years distributions of less than 10 years are eligible for direct rollover to an eligible retirement plan or to an IRA without federal income tax withholding.

An additional tax of 10% will apply to any taxable distribution received by the participant before the age of 59 1/2, except by reason of death, disability or as part of a series of payments for life or life expectancy, or at early retirement at or after the age of 55. There are other statutory exceptions.

INDIVIDUAL RETIREMENT ANNUITIES

To the extent of earned income for the year (and not exceeding $2,000 per individual), an individual may make deductible contributions to an individual retirement annuity (IRA). There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and based on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit of $2,250.

Partial or full distributions made prior to the age of 59 1/2, except in the case of death, disability or distribution for life or life expectancy, will incur a penalty tax of 10% plus ordinary income tax treatment of the taxable amount received. Distributions after the age of 59 1/2 are treated as ordinary income. Amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. Distributions must begin by April 1st of the calendar year following the calendar year in which the individual attains the age of 70 1/2. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.

Section 408(k) of the Code provides for the purchase of a Simplified Employee Pension ("SEP") plan. A SEP is funded through an IRA with an annual employer contribution limit of 15% of compensation up to $30,000 for each participant.

ROTH IRAs


Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations, ($2,000 per year for annual contributions), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.



Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.


SECTION 457 PLANS

Section 457 of the Code allows employees and independent contractors of state and local governments and taxexempt organizations to defer a portion of their salaries or compensation to retirement years without paying current income tax on either the deferrals or the earnings on the deferrals.

The Owner of contracts issued under Section 457 plans is the employer or a contractor of the participant and amounts may not be made available to participants (or beneficiaries) until separation from service, retirement or death or an unforeseeable emergency as determined by Treasury Regulations. The proceeds of annuity contracts purchased by Section 457 plans are subject to the claims of general creditors of the employer or contractor.

Distributions must begin generally by April 1st of the calendar year following the calendar year in which the participant attains the age of 70 1/2. Certain other mandatory distribution rules apply upon the death of the Participant.

All distributions from plans that meet the requirements of Section 457 of the Code are taxable as ordinary income in the year paid or made available to the Participant or beneficiary.

THE EMPLOYEE RETIREMENT INCOME SECURITY ACT OF 1974

Under the Employee Retirement Income Security Act of 1974 ("ERISA"), as amended, certain special provisions may apply to certain tax-qualified Contracts if the Owner requests that the Contract be issued to conform to ERISA or if the Company has notice that the Contract was issued pursuant to a plan that is subject to ERISA.

ERISA requires that certain Annuity Options, withdrawals or other payments and any application for a loan secured by the Contract may not be made until the Participant has filed a Qualified Election with the Plan administrator. Under certain Plans, ERISA also requires that a designation of a beneficiary other than the Participant's spouse be invalid unless the Participant has filed a Qualified Election.

A Qualified Election must include either the written consent of the Participant's spouse, notarized or witnessed by an authorized Plan representative, or the Participant's certification that there is no spouse or that the spouse cannot be located.

The Company intends to administer all contracts to which ERISA applies in a manner consistent with the direction of the Plan administrator regarding the provisions of the Plan, in accordance with applicable law. Because these requirements differ according to the Plan, a person contemplating the purchase of an annuity contract should consider the provisions of the Plan.

FEDERAL INCOME TAX WITHHOLDING

The portion of a distribution which is taxable income to the recipient will be subject to federal income tax withholding, generally pursuant to Section 3405 of the Code. The application of this provision is summarized below.

     1. ELIGIBLE ROLLOVER DISTRIBUTION FROM SECTION 403(B) PLANS OR ARRANGEMENTS OR FROM QUALIFIED PENSION AND PROFIT-SHARING PLANS

      There is a mandatory 20% tax withholding for plan distributions that are eligible for rollover to an IRA or to another retirement plan but that are not directly rolled over. A distribution made directly to a participant or beneficiary may avoid this result if:

        (a) a periodic settlement distribution is elected based upon a life or life expectancy calculation, or

        (b) a complete term-for-years settlement distribution is elected for a period of ten years or more, payable at least annually, or

        (c) a minimum required distribution as defined under the tax law is taken after the attainment of the age of 70 1/2 or as otherwise required by law.

      A distribution including a rollover that is not a direct rollover will require the 20% withholding, and a 10% additional tax penalty may apply to any amount not added back in the rollover. The 20% withholding may be recovered when the participant or beneficiary files a personal income tax return for the year if a rollover was completed within 60 days of receipt of the funds, except to the extent that the participant or spousal beneficiary is otherwise underwithheld or short on estimated taxes for that year.

     2. OTHER NON-PERIODIC DISTRIBUTIONS (FULL OR PARTIAL REDEMPTIONS)

      To the extent not described as requiring 20% withholding in 1 above, the portion of a non-periodic distribution which constitutes taxable income will be subject to federal income tax withholding, to the extent such aggregate distributions exceed $200 for the year, unless the recipient elects not to have taxes withheld. If an election out is not provided, 10% of the taxable distribution will be withheld as federal income tax. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

     3. PERIODIC DISTRIBUTIONS (DISTRIBUTIONS PAYABLE OVER A PERIOD GREATER THAN ONE YEAR)


      The portion of a periodic distribution which constitutes taxable income will be subject to federal income tax withholding under the wage withholding tables as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs. As of January 1, 1998, a recipient receiving periodic payments (e.g., monthly or annual payments under an Annuity Option) which total $14,700 or less per year, will generally be exempt from the withholding requirements.


Recipients who elect not to have withholding made are liable for payment of federal income tax on the taxable portion of the distribution. All recipients may also be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient.

Recipients who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding. Additionally, United States citizens residing outside of the country, or U.S. legal residents temporarily residing outside the country, are not permitted to elect out of withholding.

TAX ADVICE

Because of the complexity of the law and the fact that the tax results will vary according to the factual status of the individual involved, tax advice may be needed by a person contemplating purchase of an annuity contract and by an Owner, participant or beneficiary who may make elections under a Contract. It should be understood that the foregoing description of the federal income tax consequences under these Contracts is not exhaustive and that special rules are provided with respect to situations not discussed here. It should be understood that if a tax-qualified plan loses its exempt status, employees could lose some of the tax benefits described. For further information regarding federal income taxes and any applicable state income taxes, a qualified tax adviser should be consulted.

                               THE FIXED ACCOUNT
--------------------------------------------------------------------------------

Purchase Payments allocated to the Fixed Account portion of the Contract and any transfer made to the Fixed Account become part of the general account of the Company which supports insurance and annuity obligations. Because of exemptive and exclusionary provisions, interests in the general account have not been registered under the Securities Act of 1933 (the "1933 Act"), nor is the general account registered as an investment company under the 1940 Act. Accordingly, neither the general account or any interest therein is generally subject to the provisions of the 1933 or 1940 Acts, and the staff of the Securities and Exchange Commission does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified monthly annuity payment. The investment gain or loss of Fund VA does not affect the fixed account portion of the Contract Value, or the dollar amount of fixed annuity payments made under any payout option.

The Fixed Account is secured by part of the general assets of the Company. The general assets of the Company include all assets of the Company other than those held in Fund VA or any other separate account sponsored by the Company or its affiliates. Purchase Payments will be allocated to the Fixed Account at the direction of the Contract Owner at the time of purchase or at a later date.

The Company will invest the assets of the Fixed Account in those assets chosen by the Company and allowed by applicable law. Investment income from such Fixed Account assets will be allocated by the Company between itself and the Contracts participating in the Fixed Account.


Investment income from the Fixed Account allocated to the Company includes compensation for mortality and expense risks borne by the Company in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in the sole discretion of the Company at such rate or rates as the Company prospectively declares from time to time. The interest rate credited to the Fixed Account will be guaranteed for at least three months. The Company also guarantees that for the life of the Contract it will credit interest at not less than 3% per year. ANY INTEREST CREDITED TO AMOUNTS ALLOCATED TO THE FIXED ACCOUNT IN EXCESS OF 3% PER YEAR WILL BE DETERMINED IN THE SOLE DISCRETION OF THE COMPANY. THE CONTRACT OWNER ASSUMES THE RISK THAT INTEREST CREDITED TO THE FIXED ACCOUNT MAY NOT EXCEED THE MINIMUM GUARANTEE OF 3.5% FOR ANY GIVEN YEAR.


The Company guarantees that, at any time, the Fixed Account Contract Value will not be less than the amount of the purchase payments allocated to the Fixed Account, plus interest credited as described above, less any applicable premium taxes or prior surrenders. If the Contract Owner effects a surrender, the amount available from the Fixed Account will be reduced by any applicable Contingent Deferred Sales Charge.

                                   APPENDIX A
                CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

The Statement of Additional Information contains more specific information and financial statements relating to the Separate Accounts and The Travelers Life and Annuity Company. A list of the contents of the Statement of Additional Information is set forth below:

     Description of The Travelers Life and Annuity Company and The Separate Accounts

     The Insurance Company

     The Separate Account

     Valuation of Separate Account Assets

     Net Investment Factor

     Performance Information

     Distribution and Management Services

     Independent Accountants

     Financial Statements


COPIES OF THE STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 1999 (FORM NO. L-1165S) ARE AVAILABLE WITHOUT CHARGE. TO REQUEST A COPY, PLEASE CLIP THIS COUPON ON THE DOTTED LINE, ENTER YOUR NAME AND ADDRESS IN THE SPACES PROVIDED BELOW, AND MAIL TO: THE TRAVELERS LIFE AND ANNUITY COMPANY, ANNUITY SERVICES, ONE TOWER SQUARE, HARTFORD, CONNECTICUT 06183-5030.


     Name:

     Address:

     ----------------------------------------------------------------------

                        THE TRAVELERS UNIVERSAL ANNUITY

                           VARIABLE ANNUITY CONTRACTS

                                   ISSUED BY

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

L-12428                                                    TLAC Ed. 5-99
                                                           Printed in U.S.A.

                                     PART B

          Information Required in a Statement of Additional Information

                               UNIVERSAL ANNUITY

                      STATEMENT OF ADDITIONAL INFORMATION

--------------------------------------------------------------------------------

                  THE TRAVELERS FUND VA FOR VARIABLE ANNUITIES

--------------------------------------------------------------------------------


                           VARIABLE ANNUITY CONTRACTS

                                   ISSUED BY

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

                                  MAY 1, 1999

         This Statement of Additional Information is not a prospectus but relates to, and should be read in conjunction with, the Prospectus dated May 1, 1999. A copy of the Prospectus may be obtained by writing to The Travelers Life and Annuity Company (the "Company"), Annuity Services, One Tower Square, Hartford, Connecticut 06183-5030, or by calling 860-842-9368.


                               TABLE OF CONTENTS

                                                                                                      PAGE
DESCRIPTION OF THE TRAVELERS LIFE AND ANNUITY COMPANY AND THE SEPARATE ACCOUNT. . . . . . . . . .       2
  The Insurance Company . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       2
  The Separate Account. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       2

VALUATION OF SEPARATE ACCOUNT ASSETS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       2

NET INVESTMENT FACTOR . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       3

PERFORMANCE INFORMATION . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       4

DISTRIBUTION AND MANAGEMENT SERVICES. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       5

INDEPENDENT ACCOUNTANTS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       5

FINANCIAL STATEMENTS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       F-1

             DESCRIPTION OF THE TRAVELERS LIFE AND ANNUITY COMPANY
                           AND THE SEPARATE ACCOUNTS

THE INSURANCE COMPANY
         The Travelers Life and Annuity Company (the "Company"), an indirect wholly owned subsidiary of Travelers Group Inc., is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. The Company is licensed to conduct a life insurance business in a majority of the states of the United States, and intends to seek licensure in the remaining states, except New York. The Company's Home Office is located at One Tower Square, Hartford, Connecticut 06183, and its telephone number is (860) 277-0111.

         The Company is a wholly owned subsidiary of The Travelers Insurance Company, which is indirectly owned, through a wholly owned subsidiary, by Travelers Group Inc., a financial services holding company engaged, through its subsidiaries, principally in four business segments: (i) Investment Services;
(ii) Consumer Finance Services; (iii) Life Insurance Services; and (iv) Property and Casualty Insurance Services.

THE SEPARATE ACCOUNT

         Fund VA meets the definition of a separate account under federal securities laws, and will comply with the provisions of the Investment Company Act of 1940, as amended (the "1940 Act"). Additionally, the operations of the Separate Account is subject to the provisions of Section 38a-433 of the Connecticut General Statutes which authorize the Connecticut Insurance Commissioner to adopt regulations under it. The Section contains no restrictions on investments of the Separate Account, and the Commissioner has adopted no regulations under the Section that affect the Separate Account.


                      VALUATION OF SEPARATE ACCOUNT ASSETS

         The value of the assets of each Separate Account is determined on each Valuation Date as of the close of the New York Stock Exchange. If the New York Stock Exchange is not open for trading on any such day, then such computation shall be made as of the normal close of the New York Stock Exchange. Each security traded on a national securities exchange is valued at the last reported sale price on the Valuation Date. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the Valuation Date or on the basis of quotations received from a reputable broker or any other recognized source.

         Any security not traded on a securities exchange but traded in the over-the-counter market and for which market quotations are readily available is valued at the mean between the quoted bid and asked prices on the Valuation Date or on the basis of quotations received from a reputable broker or any other recognized source.

         Securities traded on the over-the-counter market and listed securities with no reported sales are valued at the mean between the last reported bid and asked prices or on the basis of quotations received from a reputable broker or other recognized source.

         Short-term investments for which a quoted market price is available are valued at market. Short-term investments maturing in more than sixty days for which there is no reliable quoted market price are valued by "marking to market" (computing a market value based upon quotations from dealers or issuers for securities of a similar type, quality and maturity). "Marking to market" takes into account unrealized appreciation or depreciation due to changes in interest rates or other factors which would influence the current fair values of such securities. Short-term investments maturing in sixty days or less for which there is no reliable quoted market price are valued at amortized cost which approximates market.

                             NET INVESTMENT FACTOR

         The net investment factor is used to measure the investment performance of an investment alternative from one Valuation Period to the next. The net investment factor is determined by dividing (a) by (b) and adding (c) to the result where:

         (a) is the net result of the Valuation Period's investment income (including, in the case of assets invested in an underlying mutual fund, distributions whose ex-dividend date occurs during the Valuation Period), PLUS capital gains and losses (whether realized or unrealized), LESS any deduction for applicable taxes (presently zero);

         (b) is the value of the assets at the beginning of the Valuation Period (or, in the case of assets invested in an underlying mutual fund, value is based on the net asset value of the mutual fund);

         (c) is the net result of 1.000, LESS the Valuation Period deduction for the insurance charge, LESS the applicable deduction for the investment advisory fee, and in the case of Accounts TGIS, TSB, TAS and TB, LESS the applicable deduction for market timing fees (the deduction for the investment advisory fee is not applicable in the case of assets invested in an Underlying Fund, since the fee is reflected in the net asset value of the fund).

         The net investment factor may be more or less than one.

PERFORMANCE INFORMATION


         STANDARDIZED METHOD. Quotations of average annual total return are computed according to a formula in which a hypothetical initial investment of $1,000 is applied to an Investment Alternative, and then related to ending redeemable values over one-, five- and ten-year periods (or fractional portions thereof). The quotations reflect the deduction of all recurring charges during each period (on a pro rata basis in the case of fractional periods). The deduction for the semiannual administrative charge ($15) is converted to a percentage of assets based on the actual fee collected, divided by the average net assets for contracts sold (or anticipated to be sold).

         NONSTANDARDIZED METHOD. Nonstandardized "total returns" will be calculated in a similar manner based on the performance of the funding options over a period of time, usually for the calendar year-to-date, and, for the past one-,three-,five- and ten-year periods. Nonstandardized total returns will not reflect the deduction of the $15 semiannual contract administrative charge, which, if reflected, would decrease the level of performance shown.

         For funding options that were in existence prior to the date they became available under the Separate Account the standardized average annual total return quotations may be accompanied by returns showing the investment performance that such funding options would have achieved (reduced by the applicable changes) had they been held under the contract for the period quoted. The total return quotations are based upon historical earnings and are not necessarily representative of future performance.

GENERAL. Performance information may be quoted numerically or may be presented in a table, graph or other illustration. Advertisements may include data comparing performance to well-known indices of market performance (including, but not limited to, the Dow Jones Industrial Average, the Standard & Poor's (S&P) 500 Index, and the S&P 400 Index, the Lehman Brothers Long T-Bond Index, the Russell 1000, 2000 and 3000 Indices, the Value Line Index, and the Morgan Stanley Capital International's EAFE Index). Advertisements may also include published editorial comments and performance rankings compiled by independent organizations (including, but not limited to, Lipper Analytical Services, Inc. and Morningstar, Inc.) and publications that monitor the performance of separate accounts and mutual funds.

         Actual returns for Separate Account VA are not available, since the separate account is new and therefore has no investment history.

                      DISTRIBUTION AND MANAGEMENT SERVICES

         Under the terms of a Distribution and Management Agreement between the Separate Account, the Company and Tower Square Securities, Inc., the Company provides all sales and administrative services and mortality and expense risk guarantees related to variable annuity contracts issued by the Company in connection with the Separate Account and assumes the risk of minimum death benefits, as applicable. The Company also pays all sales costs (including costs associated with the preparation of sales literature); all costs of qualifying the Separate Account and the variable annuity contracts with regulatory authorities; the costs of proxy solicitation; all custodian, accountants' and legal fees. The Company also provides without cost to the Separate Accounts all necessary office space, facilities, and personnel to manage its affairs.


                            INDEPENDENT ACCOUNTANTS

     The financial statements of the Travelers Life and Annuity
Company as of December 31, 1998 and 1997 and for each of the years in the three-year period ended December 31, 1998 have been included herein in reliance upon the report of KPMG LLP, independent certified public accountants, and upon the authority of said firm as experts in accounting and auditing.

                          INDEPENDENT AUDITORS' REPORT



The Board of Directors and Shareholder
The Travelers Life and Annuity Company:


We have audited the accompanying balance sheets of The Travelers Life and Annuity Company as of December 31, 1998 and 1997, and the related statements of income, changes in retained earnings and accumulated other changes in equity from non-owner sources and cash flows for each of the years in the three-year period ended December 31, 1998. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Travelers Life and Annuity Company as of December 31, 1998 and 1997, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 1998, in conformity with generally accepted accounting principles.





/s/ KPMG LLP
Hartford, Connecticut
January 25, 1999

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                              STATEMENTS OF INCOME
                                ($ in thousands)


FOR THE YEARS ENDED DECEMBER 31,                                1998           1997          1996
                                                                ----           ----          ----

REVENUES
Premiums                                                       $ 23,677       $ 35,190       $ 17,462
Net investment income                                           171,003        168,653        151,326
Realized investment gains (losses)                               18,493         44,871         (9,613)
Fee income                                                       14,687          5,004          1,336
Other                                                            14,199          3,159            940
-------------------------------------------------------------------------- ------------- --------------
     Total Revenues                                             242,059        256,877        161,451
-------------------------------------------------------------------------- ------------- --------------


BENEFITS AND EXPENSES
Current and future insurance benefits                            81,371         95,639         77,285
Interest credited to contractholders                             51,535         35,165         35,607
Amortization of deferred acquisition costs and
     value in insurance in force                                 17,031          6,036          3,286
Operating expenses                                                3,937         10,462          5,691
-------------------------------------------------------------------------- ------------- --------------
     Total Benefits and Expenses                                153,874        147,302        121,869
-------------------------------------------------------------------------- ------------- --------------

Income before federal income taxes                               88,185        109,575         39,582
-------------------------------------------------------------------------- ------------- --------------

Federal income taxes:
     Current                                                     18,917         33,859         29,456
     Deferred expense (benefit)                                  11,783          4,344        (15,665)
-------------------------------------------------------------------------- ------------- --------------
     Total Federal Income Taxes                                  30,700         38,203         13,791
-------------------------------------------------------------------------- ------------- --------------

Net income                                                     $ 57,485       $ 71,372       $ 25,791
========================================================================== ============= ==============




                       See Notes to Financial Statements.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                                 BALANCE SHEETS
                                ($ in thousands)



DECEMBER 31,                                                                                    1998              1997
------------------------------------------------------------------------------------------ ---------------- -----------------

ASSETS
Fixed maturities, available for sale at fair value (cost, $1,707,347; $1,571,121)             $1,838,681        $1,678,120
Equity securities, at fair value (cost, $25,826; $15,092)                                         26,685            16,289
Mortgage loans                                                                                   174,565           160,247
Short-term securities                                                                            126,176           169,229
Other invested assets                                                                            136,122           121,242
------------------------------------------------------------------------------------------ ---------------- -----------------
     Total Investments                                                                         2,302,229         2,145,127
------------------------------------------------------------------------------------------ ---------------- -----------------

Separate accounts                                                                              2,178,474           812,059
Deferred acquisition costs and value of insurance in force                                       194,213            90,966
Premium balances receivable                                                                       16,074             9,288
Deferred federal income taxes                                                                     12,395            33,661
Other assets                                                                                      41,119            61,904
------------------------------------------------------------------------------------------ ---------------- -----------------
     Total Assets                                                                             $4,744,504        $3,153,005
------------------------------------------------------------------------------------------ ---------------- -----------------

LIABILITIES
Future policy benefits                                                                          $963,171          $971,602
Contractholder funds                                                                             947,411           818,971
Separate accounts                                                                              2,178,474           812,059
Other liabilities                                                                                114,690            84,712
------------------------------------------------------------------------------------------ ---------------- -----------------
     Total Liabilities                                                                         4,203,746         2,687,344
------------------------------------------------------------------------------------------ ---------------- -----------------

SHAREHOLDER'S EQUITY
Common stock, par value $100; 100,000 shares authorized, 30,000 issued and outstanding             3,000             3,000
Additional paid-in capital                                                                       167,314           167,314
Retained earnings                                                                                282,555           225,070
Accumulated other changes in equity from non-owner sources                                        87,889            70,277
------------------------------------------------------------------------------------------ ---------------- -----------------
     Total Shareholder's Equity                                                                  540,758           465,661
------------------------------------------------------------------------------------------ ---------------- -----------------

     Total Liabilities and Shareholder's Equity                                               $4,744,504        $3,153,005
========================================================================================== ================ =================



                       See Notes to Financial Statements.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
           STATEMENTS OF CHANGES IN RETAINED EARNINGS AND ACCUMULATED
                 OTHER CHANGES IN EQUITY FROM NON-OWNER SOURCES
                                ($ IN THOUSANDS)



------------------------------------------------------ ---------------- ----------------- -------------------
STATEMENTS OF CHANGES IN RETAINED EARNINGS                  1998              1997               1996
------------------------------------------------------ ---------------- ----------------- -------------------

Balance, beginning of year                                 $225,070          $167,698            $157,907
Net income                                                   57,485            71,372              25,791
Dividends to parent                                               -            14,000              16,000
------------------------------------------------------ ---------------- ----------------- -------------------
Balance, end of year                                       $282,555          $225,070            $167,698
====================================================== ================ ================= ===================


------------------------------------------------------ ---------------- ----------------- -------------------
STATEMENTS OF ACCUMULATED OTHER CHANGES
IN EQUITY FROM NON-OWNER SOURCES
------------------------------------------------------ ---------------- ----------------- -------------------

Balance, beginning of year                                  $70,277           $33,856             $35,330
Unrealized gains (losses), net of tax                        17,612            36,421              (1,474)
------------------------------------------------------ ---------------- ----------------- -------------------
Balance, end of year                                        $87,889           $70,277             $33,856
====================================================== ================ ================= ===================


------------------------------------------------------ ---------------- ----------------- -------------------
SUMMARY OF CHANGES IN EQUITY
FROM NON-OWNER SOURCES
------------------------------------------------------ ---------------- ----------------- -------------------

Net Income                                                  $57,485           $71,372             $25,791
Other changes in equity from
     non-owner sources                                       17,612            36,421              (1,474)
------------------------------------------------------ ---------------- ----------------- -------------------
Total changes in equity from
     non-owner sources                                      $75,097          $107,793             $24,317
====================================================== ================ ================= ===================



                       See Notes to Financial Statements.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                            STATEMENTS OF CASH FLOWS
                           INCREASE (DECREASE) IN CASH
                                ($ in thousands)



FOR THE YEARS ENDED DECEMBER 31,                                                         1998            1997           1996
----------------------------------------------------------------------------------- --------------- --------------- -------------

CASH FLOWS FROM OPERATING ACTIVITIES
     Premiums collected                                                                $  22,300       $  34,553     $   6,472
     Net investment income received                                                      146,158         170,460        71,083
     Benefits and claims paid                                                            (90,872)        (90,820)      (70,331)
     Interest credited to contractholders                                                (51,535)        (35,165)         (813)
     Operating expenses paid                                                             (75,632)        (40,868)       (5,482)
     Income taxes paid                                                                   (25,214)        (22,440)      (23,931)
     Other                                                                                  (596)         (7,702)       (6,857)
----------------------------------------------------------------------------------- --------------- --------------- -------------
         Net Cash Provided by (Used in) Operating Activities                             (75,391)          8,018       (29,859)
----------------------------------------------------------------------------------- --------------- --------------- -------------

CASH FLOWS FROM INVESTING ACTIVITIES
     Proceeds from maturities of investments
         Fixed maturities                                                                113,456          81,899        20,301
         Mortgage loans                                                                   25,462           8,972        37,789
     Proceeds from sales of investments
         Fixed maturities                                                              1,095,976         856,846       978,970
         Equity securities                                                                 6,020          12,404        12,818
         Mortgage loans                                                                        -           5,483        22,437
         Real estate held for sale                                                             -           4,493             -
     Purchases of investments
         Fixed maturities                                                             (1,320,704)     (1,020,803)     (994,443)
         Equity securities                                                               (13,653)         (6,382)       (5,412)
         Mortgage loans                                                                  (39,158)        (41,967)      (21,450)
         Policy loans                                                                     (2,010)         (1,144)       (1,750)
     Short-term securities, (purchases) sales, net                                        43,054         (88,067)      (19,688)
     Other investments, (purchases) sales, net                                             1,110         (51,502)       (6,160)
     Securities transactions in course of settlement                                      36,459          10,526       (51,703)
----------------------------------------------------------------------------------- --------------- --------------- -------------
     Net Cash Used in Investing Activities                                               (53,988)       (229,242)      (28,291)
----------------------------------------------------------------------------------- --------------- --------------- -------------

CASH FLOWS FROM FINANCING ACTIVITIES
     Contractholder fund deposits                                                        211,476         325,932        96,490
     Contractholder fund withdrawals                                                     (83,036)        (89,145)      (22,340)
     Dividends to parent company                                                               -         (14,000)      (16,000)
----------------------------------------------------------------------------------- --------------- --------------- -------------
         Net Cash Provided by Financing Activities                                       128,440         222,787        58,150
----------------------------------------------------------------------------------- --------------- --------------- -------------
Net increase (decrease) in cash                                                             (939)          1,563             -
----------------------------------------------------------------------------------- --------------- --------------- -------------
Cash at December 31,                                                                        $624          $1,563     $       -
=================================================================================== =============== =============== =============



                       See Notes to Financial Statements.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS


1.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     Significant accounting policies used in the preparation of the accompanying financial statements follow.

     Basis of Presentation

     The Travelers Life and Annuity Company (the Company) is a wholly owned subsidiary of The Travelers Insurance Company (TIC), an indirect wholly owned subsidiary of Citigroup Inc. (Citigroup), formerly Travelers Group Inc. The financial statements and accompanying footnotes of the Company are prepared in conformity with generally accepted accounting principles. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and benefits and expenses during the reporting period. Actual results could differ from those estimates.

     The Company offers a variety of variable annuity products where the investment risk is borne by the contractholder, not the Company, and the benefits are not guaranteed. The premiums and deposits related to these products are reported in separate accounts. The Company considers it necessary to differentiate, for financial statement purposes, the results of the risks it has assumed from those it has not. See also Note 6.

     Certain reclassifications have been made to the prior year's financial statements to conform to the current year's presentation.


     ACCOUNTING CHANGES

     Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities

     Effective January 1, 1997, the Company adopted Statement of Financial Accounting Standards No. 125, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities" (FAS 125). This statement establishes accounting and reporting standards for transfers and servicing of financial assets and extinguishments of liabilities. These standards are based on an approach that focuses on control. Under this approach, after a transfer of financial assets, an entity recognizes the financial and servicing assets it controls and the liabilities it has incurred, derecognizes financial assets when control has been surrendered and derecognizes liabilities when extinguished. FAS 125 provides standards for distinguishing transfers of financial assets that are sales from transfers that are secured borrowings. Effective January 1, 1998, the Company adopted the collateral provisions of FAS 125 which were not effective until 1998 in accordance with Statement of Financial Accounting Standards No. 127, "Deferral of the Effective Date of Certain Provisions of SFAS 125". The adoption of the collateral provisions of FAS 125 created additional assets and liabilities on the Company's statement of financial position related to the recognition of securities provided and received as collateral. There was no impact on the results of operations from the adoption of the collateral provisions of FAS 125.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)



     Reporting Comprehensive Income

     Effective January 1, 1998, the Company adopted Statement of Financial Accounting Standards No. 130, "Reporting Comprehensive Income" (FAS 130). FAS 130 establishes standards for the reporting and display of comprehensive income and its components in a full set of general-purpose financial statements. All items that are required to be recognized under accounting standards as components of comprehensive income are required to be reported in an annual financial statement that is displayed with the same prominence as other financial statements. This statement stipulates that comprehensive income reflect the change in equity of an enterprise during a period from transactions and other events and circumstances from non-owner sources. Comprehensive income thus represents the sum of net income and other changes in equity from non-owner sources. The accumulated balance of other changes in equity from non-owner sources is required to be displayed separately from retained earnings and additional paid-in capital in the balance sheet. The adoption of FAS 130 resulted in the Company reporting unrealized gains and losses on investments in debt and equity securities in changes in equity from non-owner sources. See Note 3.

     Disclosures About Segments of an Enterprise and Related Information

     During 1998, Statement of Financial Accounting Standards No. 131, "Disclosures About Segments of an Enterprise and Related Information" (FAS
     131) became effective. FAS 131 establishes standards for the way that public enterprises report information about operating segments in annual financial statements and requires that selected information about those operating segments be reported in interim financial statements. This statement supersedes Statement of Financial Accounting Standards No. 14, "Financial Reporting for Segments of a Business Enterprise". FAS 131 requires that all public enterprises report financial and descriptive information about its reportable operating segments. Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decisionmaker in deciding how to allocate resources and in assessing performance. The Company only has one reportable operating segment and therefore, no additional disclosures are required under FAS 131.

     Accounting for the Costs of Computer Software Developed or Obtained for Internal Use

     During the third quarter of 1998, the Company adopted (effective January 1, 1998) the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants' Statement of Position 98-1, "Accounting for the Costs of Computer Software Developed or Obtained for Internal Use" (SOP 98-1). SOP 98-1 provides guidance on accounting for the costs of computer software developed or obtained for internal use and for determining when specific costs should be capitalized or expensed. The adoption of SOP 98-1 had no impact on the Company's financial condition, statement of operations or liquidity.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

     ACCOUNTING POLICIES

     Investments

     Fixed maturities include bonds, notes and redeemable preferred stocks. Fair values of investments in fixed maturities are based on quoted market prices or dealer quotes or, if these are not available, discounted expected cash flows using market rates commensurate with the credit quality and maturity of the investment. The effective yield used to determine amortization is calculated based upon actual historical and projected future cash flows, which are obtained from a widely-accepted securities data provider. Fixed maturities are classified as "available for sale" and are reported at fair value, with unrealized investment gains and losses, net of income taxes, charged or credited directly to shareholder's equity.

     Equity securities, which include common and non-redeemable preferred stocks, are classified as "available for sale" and are carried at fair value based primarily on quoted market prices. Changes in fair values of equity securities are charged or credited directly to shareholder's equity, net of income taxes.

     Mortgage loans are carried at amortized cost. A mortgage loan is considered impaired when it is probable that the Company will be unable to collect principal and interest amounts due. For mortgage loans that are determined to be impaired, a reserve is established for the difference between the amortized cost and fair market value of the underlying collateral. In estimating fair value, the Company uses interest rates reflecting the current real estate financing market. Impaired loans were insignificant at December 31, 1998 and 1997.

     Short-term securities, consisting primarily of money market instruments and other debt issues purchased with a maturity of less than one year, are carried at amortized cost which approximates market.

     Other invested assets include real estate joint ventures and partnership investments accounted for on the equity method of accounting. All changes in equity of these investments are recorded in net investment income.

     Accrual of income, included in other assets, is suspended on fixed maturities or mortgage loans that are in default, or on which it is likely that future payments will not be made as scheduled. Interest income on investments in default is recognized only as payment is received.

     Included in investments are invested assets associated with Structured Settlement Guaranteed Separate Accounts where the investment risk is borne by the Company. See Note 6.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     DERIVATIVE FINANCIAL INSTRUMENTS

     The Company uses derivative financial instruments, including financial futures contracts, options, forward contracts and interest rate swaps and caps, as a means of hedging exposure to interest rate and foreign currency risk. Hedge accounting is used to account for derivatives. To qualify for hedge accounting the changes in value of the derivative must be expected to substantially offset the changes in value of the hedged item. Hedges are monitored to ensure that there is a high correlation between the derivative instruments and the hedged investment.

     Gains and losses arising from financial futures contracts are used to adjust the basis of hedged investments and are recognized in net investment income over the life of the investment.

     Forward contracts, and options, and interest rate caps were not significant at December 31, 1998 and 1997. Information concerning derivative financial instruments is included in Note 4.


     INVESTMENT GAINS AND LOSSES

     Realized investment gains and losses are included as a component of pre-tax revenues based upon specific identification of the investments sold on the trade date. Also included are gains and losses arising from the remeasurement of the local currency value of foreign investments to U.S. dollars, the functional currency of the Company.


     POLICY LOANS

     Policy loans are carried at the amount of the unpaid balances that are not in excess of the net cash surrender values of the related insurance policies. The carrying value of policy loans, which have no defined maturities, is considered to be fair value.


     SEPARATE ACCOUNTS

     The Company has separate account assets and liabilities representing funds for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholders. Each of these accounts have specific investment objectives. The assets and liabilities of these accounts are carried at fair value, and amounts assessed to the contractholders for management services are included in fee income. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and related liability increases are excluded from benefits and expenses.

     The Company also has a separate account for structured settlement annuity obligations where the investment risk is borne by the Company. The assets and liabilities of this separate account are included in investments, future policy benefits and contractholder funds for financial reporting purposes. See Note 6.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

     DEFERRED ACQUISITION COSTS AND VALUE OF INSURANCE IN FORCE

     Costs of acquiring individual life insurance and annuity business, principally commissions and certain expenses related to policy issuance, underwriting and marketing, all of which vary with and are primarily related to the production of new business, are deferred. Acquisition costs relating to traditional life insurance are amortized in relation to anticipated premiums; universal life in relation to estimated gross profits; and annuity contracts employing a level yield method. A 15 to 20 year amortization period is used for life insurance, and a 7 to 20 year period is employed for annuities. Deferred acquisition costs are reviewed periodically for recoverability to determine if any adjustment is required. Adjustments, if any, are charged to income.

     The value of insurance in force is an asset recorded at the time of acquisition of an insurance company. It represents the actuarially determined present value of anticipated profits to be realized from annuity contracts at the date of acquisition using the same assumptions that were used for computing related liabilities, where appropriate. The value of insurance in force was the actuarially determined present value of the projected future profits discounted at an interest rate of 16% for the annuity business acquired. The annuity contracts are amortized employing a level yield method. The value of insurance in force is reviewed periodically for recoverability to determine if any adjustment is required. Adjustments, if any, are charged to income.

     FUTURE POLICY BENEFITS

     Benefit reserves represent liabilities for future insurance policy benefits. Benefit reserves for life insurance and annuity policies have been computed based upon mortality, morbidity, persistency and interest assumptions applicable to these coverages, which range from 3.0% to 7.5%, including a provision for adverse deviation. These assumptions consider Company experience and industry standards. The assumptions vary by plan, age at issue, year of issue and duration.

     CONTRACTHOLDER FUNDS

     Contractholder funds represent receipts from the issuance of universal life, certain individual annuity contracts, and structured settlement contracts. Contractholder fund balances are increased by such receipts and credited interest and reduced by withdrawals, mortality charges and administrative expenses charged to the contractholders. Interest rates credited to contractholder funds range from 3.3% to 7.2%.


     PERMITTED STATUTORY ACCOUNTING PRACTICES

     The Company, domiciled in the State of Connecticut, prepares statutory financial statements in accordance with the accounting practices prescribed or permitted by the State of Connecticut Insurance Department. Prescribed statutory accounting practices include certain publications of the National Association of Insurance Commissioners (NAIC) as well as state laws, regulations, and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The impact of any permitted accounting practices on the statutory surplus of the Company is not material.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     The NAIC recently completed a process intended to codify statutory accounting practices for certain insurance enterprises. As a result of this process, the NAIC will issue a revised statutory Accounting Practices and Procedures Manual - version effective January 1, 2001 (the revised Manual) that will be effective January 1, 2001 for the calendar year 2001 statutory financial statements. It is expected that the State of Connecticut will require that, effective January 1, 2001, insurance companies domiciled in Connecticut prepare their statutory basis financial statements in accordance with the revised Manual subject to any deviations prescribed or permitted by the Connecticut insurance commissioner. The Company has not yet determined the impact that this change will have on its statutory capital and surplus.

     PREMIUMS

     Premiums are recognized as revenues when due. Reserves are established for the portion of premiums that will be earned in future periods.



     OTHER REVENUES

     Other revenues include surrender, mortality and administrative charges, and fees earned on investment and other insurance contracts.

     FEDERAL INCOME TAXES

     The provision for federal income taxes comprises two components, current income taxes and deferred income taxes. Deferred federal income taxes arise from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities. The deferred federal income tax asset is recognized to the extent that future realization of the tax benefit is more likely than not, with a valuation allowance for the portion that is not likely to be recognized.

     FUTURE APPLICATION OF ACCOUNTING STANDARDS

     In December 1997, the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants issued Statement of Position 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments" (SOP 97-3). SOP 97-3 provides guidance for determining when an entity should recognize a liability for guaranty-fund and other insurance-related assessments, how to measure that liability, and when an asset may be recognized for the recovery of such assessments through premium tax offsets or policy surcharges. This SOP is effective for financial statements for fiscal years beginning after December 15, 1998, and the effect of initial adoption is to be reported as a cumulative catch-up adjustment. Restatement of previously issued financial statements is not allowed. The Company plans to implement SOP 97-3 in the first quarter of 1999 and expects there to be no material impact on the Company's financial condition, results of operations or liquidity.

     In June 1998, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities" (FAS 133). This statement establishes accounting and reporting standards for derivative instruments, including certain derivative instruments imbedded in other contracts, (collectively referred to as derivatives) and for hedging activities. It requires that an entity recognize all derivatives as either assets or liabilities in the balance sheet and measure those instruments at fair value.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

     If certain conditions are met, a derivative may be specifically designated as (a) a hedge of the exposure to changes in the fair value of a recognized asset or liability or an unrecognized firm commitment, (b) a hedge of the exposure to variable cash flows of a forecasted transaction, or (c) a hedge of the foreign currency exposure of a net investment in a foreign operation, an unrecognized firm commitment, an available-for-sale security, or a foreign-currency-denominated forecasted transaction. The accounting for changes in the fair value of a derivative (that is, gains and losses) depends on the intended use of the derivative and the resulting designation. FAS 133 is effective for all fiscal quarters of fiscal years beginning after June 15, 1999. Upon initial application of FAS 133, hedging relationships must be designated anew and documented pursuant to the provisions of this statement. The Company has not yet determined the impact that FAS 133 will have on its financial statements.


2.   REINSURANCE

     The Company participates in reinsurance in order to limit losses, minimize exposure to large risks, provide capacity for future growth and to effect business-sharing arrangements. The Company remains primarily liable as the direct insurer on all risks reinsured.

     Life insurance in force ceded to TIC at December 31, 1998 and 1997 was $69.6 million and $76.4 million, respectively. Life insurance premiums ceded were $4.2 million, $2.4 million and $1.3 million in 1998, 1997 and 1996, respectively. Life insurance premiums ceded to non-affiliates were insignificant. Life insurance in force ceded to non-affiliates at December 31, 1998 and 1997, was $8.8 billion and $4.5 billion, respectively.



3.   SHAREHOLDER'S EQUITY

     Unrealized Investment Gains (Losses)

     See Note 11 for an analysis of the change in unrealized gains and losses on investments.

     Shareholder's Equity and Dividend Availability

     The Company's statutory net income (loss) was $(3.2) million, $80.3 million and $17.9 million for the years ended December 31, 1998, 1997 and 1996, respectively.

     Statutory capital and surplus was $328.2 million at both December 31, 1998 and 1997.

     The Company is currently subject to various regulatory restrictions that limit the maximum amount of dividends available to be paid to its parent without prior approval of insurance regulatory authorities. Statutory surplus of $32.8 million is available in 1999 for dividend payments by the Company without prior approval of the Connecticut Insurance Department.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)



                   TAX EFFECTS ALLOCATED TO EACH COMPONENT OF
                 OTHER CHANGES IN EQUITY FROM NON-OWNER SOURCES

    For the years ended December 31,                                 PRE-TAX AMOUNT   TAX EXPENSE/      AFTER-TAX
    ($ in thousands)                                                                    (BENEFIT)        AMOUNT
    ---------------------------------------------------------------- --------------- ---------------- --------------
    1998
    Unrealized gain on investment securities:
       Unrealized holding gains arising during year                     $45,589           $15,957         $29,632
       Less: reclassification adjustment for gains
         realized in net income                                          18,493             6,473          12,020
    ---------------------------------------------------------------- --------------- ---------------- --------------
    Other changes in equity from non-owner sources                      $27,096            $9,484         $17,612
    ================================================================ =============== ================ ==============
    1997
    Unrealized gain on investment securities:
       Unrealized holding gains arising during year                    $100,903           $35,316         $65,587
       Less: reclassification adjustment for gains
         realized in net income                                          44,871            15,705          29,166
    ---------------------------------------------------------------- --------------- ---------------- --------------
    Other changes in equity from non-owner sources                      $56,032           $19,611         $36,421
    ================================================================ =============== ================ ==============
    1996
    Unrealized gain (loss) on investment securities:
       Unrealized holding gains (losses) arising during year           $(11,881)           $4,158         $(7,723)
       Less: reclassification adjustment for losses realized
         in net income                                                   (9,613)           (3,364)         (6,249)
    ---------------------------------------------------------------- --------------- ---------------- --------------
    Other changes in equity from non-owner sources                      $(2,268)             $794         $(1,474)
    ================================================================ =============== ================ ==============


4.   DERIVATIVE FINANCIAL INSTRUMENTS AND FAIR VALUE OF FINANCIAL INSTRUMENTS

     Derivative Financial Instruments

     The Company uses derivative financial instruments, including financial futures, forward contracts and interest rate swaps as a means of hedging exposure to foreign currency, equity price changes and/or interest rate risk on anticipated transactions or existing assets and liabilities. The Company does not hold or issue derivative instruments for trading purposes. These derivative financial instruments have off-balance sheet risk. Financial instruments with off-balance sheet risk involve, to varying degrees, elements of credit and market risk in excess of the amount recognized in the balance sheet. The contract or notional amounts of these instruments reflect the extent of involvement the Company has in a particular class of financial instrument.

     However, the maximum loss of cash flow associated with these instruments can be less than these amounts. For forward contracts and interest rate swaps, credit risk is limited to the amounts that it would cost the Company to replace such contracts. Financial futures contracts and purchased listed option contracts have little credit risk since organized exchanges are the counterparties.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     The Company monitors creditworthiness of counterparties to these financial instruments by using criteria of acceptable risk that are consistent with on-balance sheet financial instruments. The controls include credit approvals, limits and other monitoring procedures.

     The Company uses exchange traded financial futures contracts to manage its exposure to changes in interest rates and equity prices which arise from the sale of certain insurance and investment products, or the need to reinvest proceeds from the sale or maturity of investments. To hedge against adverse changes in interest rates and equity prices, the Company enters long or short positions in financial futures contracts which offset changes in the fair value of investments and liabilities resulting from changes in market interest rates or equity prices until an investment is purchased, a product is sold or a liability is settled.

     Margin payments are required to enter a futures contract and contract gains or losses are settled daily in cash. The contract amount of futures contracts represents the extent of the Company's involvement, but not future cash requirements, as open positions are typically closed out prior to the delivery date of the contract.

     At December 31, 1998 and 1997, the Company held financial futures contracts with notional amounts of $41.5 million and $156.3 million, respectively. At December 31, 1998 and 1997, the Company's futures contracts had no fair value because these contracts are marked to market and settled in cash daily.

     The Company enters into interest rate swaps in connection with other financial instruments to provide greater risk diversification and better match an asset with a corresponding liability. Under interest rate swaps, the Company agrees with other parties to exchange, at specific intervals, the difference between fixed-rate and floating-rate interest amounts calculated by reference to a notional principal amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each due date. Swaps are not exchange traded and are subject to the risk of default by the counterparty.

     As of December 31, 1998 and 1997, the Company held interest rate swap contracts with notional amounts of $165.3 million and $17.3 million, respectively. The fair value of these financial instruments was $3.4 million (gain position) and $.7 million (loss position) at December 31, 1998 and was $.7 million (loss position) at December 31, 1997. The fair values were determined using the discounted cash flow method.

     The off-balance sheet risks of forward contracts were not significant at December 31, 1998 and 1997.

     Financial Instruments with Off-Balance Sheet Risk

     In the normal course of business, the Company issues fixed and variable rate loan commitments and has unfunded commitments to partnerships. The off-balance sheet risk of these financial instruments was not significant at December 31, 1998 and 1997.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     Fair Value of Certain Financial Instruments

     The Company uses various financial instruments in the normal course of its business. Fair values of financial instruments that are considered insurance contracts are not required to be disclosed and are not included in the amounts discussed.

     At December 31, 1998, investments in fixed maturities had a carrying value and a fair value of $1.8 billion, compared with a carrying value and a fair value of $1.7 billion at December 31, 1997. See Notes 1 and 11.

     At December 31, 1998, mortgage loans had a carrying value of $174.6 million and a fair value of $185.7 million and in 1997 had a carrying value of $160.2 million and a fair value of $172.6 million. In estimating fair value, the Company used interest rates reflecting the current real estate financing market.

     The carrying values of $36.5 million and $54.4 million of financial instruments classified as other assets approximated their fair values at December 31, 1998 and 1997, respectively. The carrying values of $98.4 million and $70.5 million of financial instruments classified as other liabilities also approximated their fair values at December 31, 1998 and 1997, respectively. Fair value is determined using various methods, including discounted cash flows, as appropriate for the various financial instruments.

     At December 31, 1998, contractholder funds with defined maturities had a carrying value of $725.6 million and a fair value of $698.1 million, compared with a carrying value of $694.9 million and a fair value of $695.9 million at December 31, 1997. The fair value of these contracts is determined by discounting expected cash flows at an interest rate commensurate with the Company's credit risk and the expected timing of cash flows. Contractholder funds without defined maturities had a carrying value of $483.0 million and a fair value of $442.5 million at December 31, 1998, compared with a carrying value of $98.5 million and a fair value of $93.9 million at December 31, 1997. These contracts generally are valued at surrender value.

     The carrying values of short-term securities and policy loans approximated their fair values.


5.   COMMITMENTS AND CONTINGENCIES

     Financial Instruments with Off-Balance Sheet Risk
     See Note 4.

     Litigation

     The Company is a defendant in various litigation matters in the normal course of business. Although there can be no assurances, as of December 31, 1998, the Company believes, based on information currently available, that the ultimate resolution of these legal proceedings would not be likely to have a material adverse effect on its results of operations, financial condition or liquidity.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)



6.   STRUCTURED SETTLEMENT CONTRACTS

     The Company has structured settlement contracts that provide guarantees for the contractholders independent of the investment performance of the assets held in the related separate account. The assets held in the separate account are owned by the Company and contractholders do not share in their investment performance.

     The Company maintains assets sufficient to fund the guaranteed benefits attributable to the liabilities. Assets held in the separate account cannot be used to satisfy any other obligations of the Company.

     The Company reports the related assets and liabilities in investments, future policy benefit reserves and contractholder funds.

     These contracts were purchased by the insurance subsidiaries of Travelers Property Casualty Corp. (TAP), an affiliate of the Company, in connection with the settlement of certain of their policyholder obligations. Effective April 1, 1998, all new contracts have been written by TIC.


7.   BENEFIT PLANS

     Pension and Other Postretirement Benefits

     The Company participates in a qualified, noncontributory defined benefit pension plan sponsored by Citigroup. In addition, the Company provides certain other postretirement benefits to retired employees through a plan sponsored by The Travelers Insurance Group Inc. (TIGI), TIC's direct parent. The Company's share of net expense for the qualified pension and other postretirement benefit plans was not significant for 1998, 1997 and 1996.

     401(k) Savings Plan

     Substantially all of the Company's employees are eligible to participate in a 401(k) savings plan sponsored by Citigroup. During 1996, the Company made matching contributions in an amount equal to the lesser of 100% of the pre-tax contributions made by the employee or $1,000. Effective January 1, 1997, the Company discontinued matching contributions for the majority of its employees. The Company's expenses in connection with the 401(k) savings plan were not significant in 1998, 1997 and 1996.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


8.   RELATED PARTY TRANSACTIONS

     The principal banking functions, including payment of salaries and expenses, for certain subsidiaries and affiliates of TIGI, including the Company, are handled by two companies. TIC handles banking functions for the life and annuity operations of Travelers Life & Annuity and some of its non-insurance affiliates. The Travelers Indemnity Company handles banking functions for the property-casualty operations, including most of its property-casualty insurance and non-insurance affiliates. Settlements between companies are made at least monthly. TIC provides various employee benefit coverages to certain subsidiaries of TIGI. The premiums for these coverages were charged in accordance with cost allocation procedures based upon salaries or census. In addition, investment advisory and management services, data processing services and claims processing services are provided by affiliated companies. Charges for these services are shared by the companies on cost allocation methods based generally on estimated usage by department.

     TIC maintains a short-term investment pool in which the Company participates. The position of each company participating in the pool is calculated and adjusted daily. At December 31, 1998 and 1997, the pool totaled approximately $2.3 billion and $2.6 billion, respectively. The Company's share of the pool amounted to $93.1 million and $145.5 million at December 31, 1998 and 1997, respectively, and is included in short-term securities in the balance sheet.

     The Company's TTM Modified Guaranteed Annuity Contracts are subject to a limited guarantee agreement by TIC in a principal amount of up to $450 million. TIC's obligation is to pay in full to any owner or beneficiary of the TTM Modified Guaranteed Annuity Contracts principal and interest as and when due under the annuity contract to the extent that the Company fails to make such payment. In addition, TIC guarantees that the Company will maintain a minimum statutory capital and surplus level.

     The Company sold structured settlement annuities to the insurance affiliates of Travelers Property Casualty (TAP). Premiums and deposits were $8.9 million, $70.6 million and $36.9 million for 1998, 1997 and 1996, respectively. The reduction in premiums and deposits from 1997 to 1998 was a result of a decision to use TIC as the primary issuer of structured settlement annuities and the Company as the assignment company. Policy reserves and contractholder fund liabilities associated with these structured settlements were $808.7 and $842.3 million at December 31, 1998 and 1997, respectively.

     The Company began marketing variable annuity products through its affiliate, Salomon Smith Barney Inc. (SSB) in 1995. Premiums and deposits related to these products were $932.1 million, $615.6 million and $300.0 million in 1998, 1997 and 1996, respectively. In 1996, the Company began marketing various life products through SSB as well. Premiums related to such products were $42.1 million, $25.1 million and $20.5 million in 1998, 1997 and 1996, respectively.

     During 1998, the Company began marketing deferred annuity products through its affiliate Primerica Financial Services (Primerica). Deposits received were $216 million.

     The Company participates in a stock option plan sponsored by Citigroup that provides for the granting of stock options in Citigroup common stock to officers and key employees. To further encourage employee stock ownership, during 1997 the Company's ultimate parent introduced the WealthBuilder stock option program. Under this program, all employees meeting certain requirements are granted Citigroup stock options.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     Most leasing functions for TIGI and its subsidiaries are handled by TAP. Rent expense related to these leases are shared by the companies on a cost allocation method based generally on estimated usage by department. The Company's rent expense was insignificant in 1998, 1997 and 1996.

     At December 31, 1998 and 1997, the Company had investments in Tribeca Investments, L.L.C., an affiliate of the Company in the amounts of $18.3 million and $16.5 million, included in other invested assets.


9.       FEDERAL INCOME TAXES ($ in thousands)

         EFFECTIVE TAX RATE

        --------------------------------------------------------- ----------------- ---------------- -----------------
        FOR THE YEAR ENDED DECEMBER 31,                                 1998             1997              1996
        --------------------------------------------------------- ----------------- ---------------- -----------------
        Income Before Federal Income Taxes                             $88,185           $109,575         $39,582
        Statutory Tax Rate                                                  35%               35%              35%
        --------------------------------------------------------- ----------------- ---------------- -----------------
        Expected Federal Income Taxes                                   30,865            38,351           13,854
        Tax Effect of:
             Non-taxable investment income                                 (20)              (24)             (15)
             Other, net                                                   (145)             (124)             (48)
        --------------------------------------------------------- ----------------- ---------------- -----------------
        Federal Income Taxes                                           $30,700           $38,203          $13,791
        ========================================================= ================= ================ =================
        Effective Tax Rate                                                  35%               35%              35%
        --------------------------------------------------------- ----------------- ---------------- -----------------

        COMPOSITION OF FEDERAL INCOME TAXES                            1998              1998             1996
                                                                       ----              ----             ----
        Current:
             United States                                             $18,794           $33,805          $29,435
             Foreign                                                       123                54               21
        --------------------------------------------------------- ----------------- ---------------- -----------------
             Total                                                      18,917            33,859           29,456
        --------------------------------------------------------- ----------------- ---------------- -----------------

        Deferred:
             United States                                              11,783             4,344          (15,665)
        --------------------------------------------------------- ----------------- ---------------- -----------------
        Federal Income Taxes                                           $30,700           $38,203          $13,791
        ========================================================= ================= ================ =================

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     The net deferred tax assets at December 31, 1998 and 1997 were comprised of the tax effects of temporary differences related to the following assets and liabilities:


      ($ in thousands)                                                           1998              1997
                                                                                 ----              ----
      --------------------------------------------------------------------- ---------------- --------------
      Deferred Tax Assets:
           Benefit, reinsurance and other reserves                              $121,150         $100,969
           Other                                                                   2,810            2,571
      --------------------------------------------------------------------- ---------------- --------------
               Total                                                             123,960          103,540
      --------------------------------------------------------------------- ---------------- --------------

      Deferred Tax Liabilities:
           Investments, net                                                       56,103           42,933
           Deferred acquisition costs and value of insurance in force             51,993           23,650
           Other                                                                   1,399            1,226
      --------------------------------------------------------------------- ---------------- --------------
               Total                                                             109,495           67,809
      --------------------------------------------------------------------- ---------------- --------------

      Net Deferred Tax Asset Before Valuation Allowance                           14,465           35,731
      Valuation Allowance for Deferred Tax Assets                                 (2,070)          (2,070)
      --------------------------------------------------------------------- ---------------- --------------

      Net Deferred Tax Asset After Valuation Allowance                           $12,395          $33,661
      --------------------------------------------------------------------- ---------------- --------------


     TIC and its life insurance subsidiaries, including the Company, has filed, and will file, a consolidated federal income tax return. Federal income taxes are allocated to each member on a separate return basis adjusted for credits and other amounts required by the consolidation process. Any resulting liability has been, and will be, paid currently to TIC. Any credits for losses have been, and will be, paid by TIC to the extent that such credits are for tax benefits that have been utilized in the consolidated federal income tax return.

     The $2.1 million valuation allowance is sufficient to cover any capital losses on investments that may exceed the capital gains able to be generated in the life insurance group's consolidated federal income tax return based upon management's best estimate of the character of the reversing temporary differences. Reversal of the valuation allowance is contingent upon the recognition of future capital gains or a change in circumstances that causes the recognition of the benefits to become more likely than not. There was no change in the valuation allowance during 1998. The initial recognition of any benefit provided by the reversal of the valuation allowance will be recognized by reducing goodwill.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     In management's judgment, the $12.4 million "net deferred tax asset after valuation allowance" as of December 31, 1998, is fully recoverable against expected future years' taxable ordinary income and capital gains. At December 31, 1998, the Company has no ordinary or capital loss carryforwards.

     The policyholders surplus account, which arose under prior tax law, is generally that portion of the gain from operations that has not been subjected to tax, plus certain deductions. The balance of this account is approximately $2 million. Income taxes are not provided for on this amount because under current U.S. tax rules such taxes will become payable only to the extent such amounts are distributed as a dividend to exceed limits prescribed by federal law. Distributions are not contemplated from this account. At current rates the maximum amount of such tax would be approximately $700 thousand.



10.      NET INVESTMENT INCOME

        -------------------------------------------------------------- --------------- --------------- --------------
        FOR THE YEAR ENDED DECEMBER 31,
        ($ in thousands)                                                    1998            1997           1996
        -------------------------------------------------------------- --------------- --------------- --------------
        GROSS INVESTMENT INCOME
             Fixed maturities                                              $130,825        $120,900       $113,296
             Joint venture and partnership income                            22,107          32,336         19,775
             Mortgage loans                                                  15,969          14,905         18,278
             Other                                                            3,322           2,284          4,113
        -------------------------------------------------------------- --------------- --------------- --------------
                                                                            172,223         170,425        155,462
        -------------------------------------------------------------- --------------- --------------- --------------
        Investment expenses                                                   1,220           1,772          4,136
        -------------------------------------------------------------- --------------- --------------- --------------
        Net investment income                                              $171,003        $168,653       $151,326
        -------------------------------------------------------------- --------------- --------------- --------------


11.  INVESTMENTS AND INVESTMENT GAINS (LOSSES)

     Realized investment gains (losses) for the periods were as follows:

      ---------------------------------------------------------------- --------------- --------------- ---------------
      FOR THE YEAR ENDED DECEMBER 31,
      ($ in thousands)                                                      1998            1997            1996
      ---------------------------------------------------------------- --------------- --------------- ---------------
      REALIZED INVESTMENT GAINS (LOSSES)
           Fixed maturities                                                 $15,620         $29,236        $(11,491)
           Equity securities                                                  1,819           8,385           4,613
           Mortgage loans                                                       623              (8)          1,979
           Real estate held for sale                                              -           2,164             (73)
           Other                                                                431           5,094          (4,641)
      ---------------------------------------------------------------- --------------- --------------- ---------------
               Total Realized Investment Gains (Losses)                    $18,493          $44,871         $(9,613)
      ---------------------------------------------------------------- --------------- --------------- ---------------

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)



     Changes in net unrealized investment gains (losses) that are included as accumulated other changes in equity from non-owner sources in shareholder's equity were as follows:

      ---------------------------------------------------------------- --------------- --------------- ---------------
      FOR THE YEAR ENDED DECEMBER 31,
      ($ in thousands)                                                      1998            1997            1996
      ---------------------------------------------------------------- --------------- --------------- ---------------
      UNREALIZED INVESTMENT GAINS (LOSSES)
           Fixed maturities                                                 $24,336         $34,451        $(23,953)
           Equity securities                                                   (338)         (2,394)           (746)
           Other                                                              3,098          23,975          22,431
      ---------------------------------------------------------------- --------------- --------------- ---------------
               Total Unrealized Investment Gains (Losses)                    27,096          56,032          (2,268)

           Related taxes                                                      9,484          19,611            (794)
      ---------------------------------------------------------------- --------------- --------------- ---------------
           Change in unrealized investment gains (losses)                    17,612          36,421          (1,474)
           Balance beginning of year                                         70,277          33,856          35,330
      ---------------------------------------------------------------- --------------- --------------- ---------------
               Balance End of Year                                          $87,889         $70,277         $33,856
      ---------------------------------------------------------------- --------------- --------------- ---------------


Fixed Maturities

     Proceeds from sales of fixed maturities classified as available for sale were $1.1 billion, $.9 billion and $1.0 billion in 1998, 1997 and 1996, respectively. Gross gains of $32.6 million, $38.1 million and $8.4 million and gross losses of $17.0 million, $8.9 million and $19.9 million in 1998, 1997 and 1996, respectively were realized on those sales.

     Fair values of investments in fixed maturities are based on quoted market prices or dealer quotes or, if these are not available, discounted expected cash flows using market rates commensurate with the credit quality and maturity of the investment. The fair value of investments for which a quoted market price or dealer quote are not available amounted to $427.0 million and $485.3 million at December 31, 1998 and 1997, respectively.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

     The amortized cost and fair values of investments in fixed maturities were as follows:

       ------------------------------------------------- ---------------- --------------- ---------------- ---------------
       DECEMBER 31, 1998                                                      GROSS            GROSS
       ($ in thousands)                                  AMORTIZED COST     UNREALIZED      UNREALIZED          FAIR
                                                                              GAINS           LOSSES           VALUE
       ------------------------------------------------- ---------------- --------------- ---------------- ---------------
       AVAILABLE FOR SALE:
            Mortgage-backed securities - CMOs and
            pass-through securities                            $220,105        $ 11,571         $(193)         $231,483
            U.S. Treasury securities and obligations
            of U.S. Government and government agencies
            and authorities                                     289,376          53,782          (274)          342,884
            Obligations of states and political
            subdivisions                                         28,749             994           (17)           29,726
            Debt securities issued by foreign
            governments                                          40,786           2,966          (375)           43,377
            All other corporate bonds                         1,124,298          75,870       (13,000)        1,187,168
            Redeemable preferred stock                            4,033             119          (109)            4,043
       ------------------------------------------------- ---------------- --------------- ---------------- ---------------
                Total Available For Sale                     $1,707,347        $145,302      $(13,968)       $1,838,681
       ------------------------------------------------- ---------------- --------------- ---------------- ---------------

       DECEMBER 31, 1997                                                      GROSS            GROSS
       ($ in thousands)                                  AMORTIZED COST     UNREALIZED      UNREALIZED          FAIR
                                                                              GAINS           LOSSES           VALUE
       ------------------------------------------------- ---------------- --------------- ---------------- ---------------
       AVAILABLE FOR SALE:
            Mortgage-backed securities - CMOs and
            pass-through securities                            $144,921         $ 8,254         $(223)         $152,952
            U.S. Treasury securities and obligations
            of U.S. Government and government agencies
            and authorities                                     248,081          34,111          (123)          282,069
            Obligations of states and political
            subdivisions                                         14,560             392            (2)           14,950
            Debt securities issued by foreign
            governments                                          85,367           6,194          (228)           91,333
            All other corporate bonds                         1,077,211          59,972        (1,387)        1,135,796
            Redeemable preferred stock                              981              48            (9)            1,020
       ------------------------------------------------- ---------------- --------------- ---------------- ---------------
                Total Available For Sale                     $1,571,121        $108,971       $(1,972)       $1,678,120
       ------------------------------------------------- ---------------- --------------- ---------------- ---------------


     The amortized cost and fair value of fixed maturities available for sale at December 31, 1998, by contractual maturity, are shown below. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

        ----------------------------------------------------- ------------------ ------------------
        ($ in thousands)                                          AMORTIZED          FAIR
                                                                    COST             VALUE
        ----------------------------------------------------- ------------------ ------------------
        MATURITY:
             Due in one year or less                              $   21,149         $   21,655
             Due after 1 year through 5 years                        249,251            256,032
             Due after 5 years through 10 years                      356,358            379,061
             Due after 10 years                                      860,484            950,450
        ----------------------------------------------------- ------------------ ------------------
                                                                   1,487,242          1,607,198
        ----------------------------------------------------- ------------------ ------------------

             Mortgage-backed securities                              220,105            231,483
        ----------------------------------------------------- ------------------ ------------------
                 Total Maturity                                   $1,707,347         $1,838,681
        ----------------------------------------------------- ------------------ ------------------


     The Company makes significant investments in collateralized mortgage obligations (CMOs). CMOs typically have high credit quality, offer good liquidity, and provide a significant advantage in yield and total return compared to U.S. Treasury securities. The Company's investment strategy is to purchase CMO tranches which are protected against prepayment risk, including planned amortization class (PAC) tranches. Prepayment protected tranches are preferred because they provide stable cash flows in a variety of interest rate scenarios. The Company does invest in other types of CMO tranches if a careful assessment indicates a favorable risk/return tradeoff. The Company does not purchase residual interests in CMOs.

     At December 31, 1998 and 1997, the Company held CMOs with a market value of $181.6 million and $122.8 million, respectively. The Company's CMO holdings were 62.9% and 97.5% collateralized by GNMA, FNMA or FHLMC securities at December 31, 1998 and 1997, respectively.

     Equity Securities

     The cost and market values of investments in equity securities were as follows:

    --------------------------------------------- ----------- ---------------------- ---------------------- -----------
    EQUITY SECURITIES:                                          GROSS UNREALIZED       GROSS UNREALIZED     FAIR VALUE
    ($ in thousands)                                 COST             GAINS                 LOSSES
    --------------------------------------------- ----------- ---------------------- ---------------------- -----------
    DECEMBER 31, 1998
         Common stocks                               $ 5,185             $889                 $(292)           $5,782
         Non-redeemable preferred stocks              20,641              707                  (445)           20,903
    --------------------------------------------- ----------- ---------------------- ---------------------- -----------
             Total Equity Securities                 $25,826           $1,596                 $(737)          $26,685
    --------------------------------------------- ----------- ---------------------- ---------------------- -----------
    DECEMBER 31, 1997

         Common stocks                                $3,318            $ 583                  $(70)           $3,831
         Non-redeemable preferred stocks              11,774              931                  (247)           12,458
    --------------------------------------------- ----------- ---------------------- ---------------------- -----------
             Total Equity Securities                 $15,092           $1,514                 $(317)          $16,289
    --------------------------------------------- ----------- ---------------------- ---------------------- -----------

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     Proceeds from sales of equity securities were $6.0 million, $12.4 million and $12.8 million in 1998, 1997 and 1996, respectively. Gross gains of $2.6 million, $8.6 million and $4.7 million and gross losses of $815 thousand, $172 thousand and $155 thousand in 1998, 1997 and 1996, respectively were realized on those sales.

     Mortgage Loans

     Underperforming assets include delinquent mortgage loans, loans in the process of foreclosure and loans modified at interest rates below market.

     At December 31, 1998 and 1997, the Company's mortgage loan portfolios consisted of the following:

-----------------------------------------------------  -------------  --------------
($ in thousands)                                            1998            1997
-----------------------------------------------------  -------------  --------------
Current Mortgage Loans                                      $170,635        $160,247
Underperforming Mortgage Loans                                 3,930               -
-----------------------------------------------------  -------------  --------------
Total                                                        174,565         160,247
-----------------------------------------------------  -------------  --------------


     Aggregate annual maturities on mortgage loans at December 31, 1998 are as follows:

-----------------------------------------------------       -------
($ in thousands)

Past Maturity                                               $   129
1999                                                         11,649
2000                                                         11,309
2001                                                          8,697
2002                                                         16,272
2003                                                          4,998
Thereafter                                                  121,511
-----------------------------------------------------       -------
Total                                                       174,565
=====================================================       =======

     Joint Venture

     In October 1997, TIC and Tishman Speyer Properties (Tishman), a worldwide real estate owner, developer and manager, formed a joint real estate venture with an initial equity commitment of $792 million. TIC and certain of its affiliates committed $420 million in real estate equity and $100 million in cash while Tishman committed $272 million in properties and cash. Both companies are serving as asset managers for the venture and Tishman is primarily responsible for the venture's real estate acquisition and development efforts. The Company's investment in the joint venture, which is included in other invested assets, totaled $62.4 million and $54.8 million at December 31, 1998 and 1997, respectively.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     Concentrations

     The Company's significant individual investment concentrations included $53.3 million and $32.7 million in Bellsouth Corp. at December 31, 1998 and 1997, respectively. In addition, there was an investment of $50.8 million in the State of Israel in 1997.

     The Company participates in a short-term investment pool maintained by an affiliate. See Note 8.

     Included in fixed maturities are below investment grade assets totaling $102.4 million and $76.7 million at December 31, 1998 and 1997, respectively. The Company defines its below investment grade assets as those securities rated "Ba1" or below by external rating agencies, or the equivalent by internal analysts when a public rating does not exist. Such assets include publicly traded below investment grade bonds and certain other privately issued bonds that are classified as below investment grade bonds.

     The Company's three largest industry concentrations of investments, primarily fixed maturities, were as follows:

        -------------------------------------------- -----------   -----------
        ($ in thousands)                                 1998          1997
        -------------------------------------------- -----------   -----------
        Banking                                         $160,713      $130,966
        Transportation                                   155,116       138,903
        Electric utilities                               109,027       106,724
        -------------------------------------------- -----------   -----------

     Below investment grade assets included in the preceding table were not significant.

     Concentrations of mortgage loans by property type at December 31, 1998 and 1997 were as follows:

        --------------------------------------------   -----------   -----------
        ($ in thousands)                                   1998          1997
        --------------------------------------------   -----------   -----------
        Agricultural                                       $78,579       $62,463
        Office                                              51,813        47,453
        --------------------------------------------   -----------   -----------

     The Company monitors creditworthiness of counterparties to all financial instruments by using controls that include credit approvals, limits and other monitoring procedures. Collateral for fixed maturities often includes pledges of assets, including stock and other assets, guarantees and letters of credit. The Company's underwriting standards with respect to new mortgage loans generally require loan to value ratios of 75% or less at the time of mortgage origination.

     Non-Income Producing Investments

     There were no investments included in the balance sheets that were non-income producing for the preceding 12 months.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     Restructured Investments

     Mortgage loan and debt securities which were restructured at below market terms at December 31, 1998 and 1997 were insignificant. The new terms of restructured investments typically defer a portion of contract interest payments to varying future periods. The accrual of interest is suspended on all restructured assets, and interest income is reported only as payment is received. Gross interest income on restructured assets that would have been recorded in accordance with the original terms of such assets was insignificant. Interest on these assets, included in net investment income, was insignificant.


12.  LIFE AND ANNUITY DEPOSIT FUNDS AND RESERVES

     At December 31, 1998, the Company had $1.9 billion of life and annuity deposit funds and reserves. Of that total, $1.5 billion were not subject to discretionary withdrawal based on contract terms. The remaining $.4 billion were life and annuity products that were subject to discretionary withdrawal by the contractholders. Included in the amount that is subject to discretionary withdrawal were $.2 billion of liabilities that are surrenderable with market value adjustments. An additional $.2 billion of life insurance and individual annuity liabilities are subject to discretionary withdrawals with an average surrender charge of 4.6%. The life insurance risks would have to be underwritten again if transferred to another carrier, which is considered a significant deterrent for long-term policyholders. Insurance liabilities that are surrendered or withdrawn from the Company are reduced by outstanding policy loans and related accrued interest prior to payout.


13. RECONCILIATION OF NET INCOME TO NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES

     The following table reconciles net income to net cash provided by (used in) operating activities:

        ------------------------------------------------------------------   -------------   -------------   -------------
        FOR THE YEAR ENDED DECEMBER 31,                                          1998             1997            1996
                                                                                 ----             ----            ----
        ($ in thousands)
        ------------------------------------------------------------------   -------------   -------------   -------------
        Net Income From Continuing Operations                                     $57,485         $71,372        $ 25,791
             Adjustments to reconcile net income to cash provided by
             operating activities:
                 Realized (gains) losses                                          (18,493)        (44,871)          9,613
                 Deferred federal income taxes                                     11,783           4,344         (15,665)
                 Amortization of deferred policy acquisition costs and
                      value of insurance in force                                  17,031           6,036           3,286
                 Additions to deferred policy acquisition costs                  (120,278)        (56,975)        (20,753)
                 Investment income accrued                                         (3,821)            908           1,308
                 Premium balances receivable                                       (6,786)         (3,450)         (3,561)
                 Insurance reserves and accrued expenses                           (8,431)          3,981         (16,459)
                 Other                                                             (3,881)         26,673         (13,419)
        ------------------------------------------------------------------   -------------   -------------   -------------
                 Net cash provided by (used in) operations                       $(75,391)         $8,018        $(29,859)
        ------------------------------------------------------------------   -------------   -------------   -------------


14.  NON-CASH INVESTING AND FINANCING ACTIVITIES


     There were no significant non-cash investing and financing activities for 1998, 1997 and 1996.

                                     PART C

                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

(a) The financial statements of the Registrant are not provided since the Registrant had no assets as of the effective date of this amendment to this Registration Statement.

       The financial statements of The Travelers Life and Annuity Company and the report of Independent Auditors are contained in the Statement of Additional Information. The financial statements of The Travelers Life and Annuity Company include:

                Statements of Income for the years ended December 31, 1998, 1997 and 1996 Balance Sheets as of December 31, 1998 and 1997 Statements of Changes in Retained Earnings and Accumulated Other
                    Changes in Equity from Non-Owner Sources for the years ended December 31, 1998, 1997 and 1996
                Statements of Cash Flows for the years ended December 31, 1998, 1997 and 1996 Notes to Financial Statements

(b)    Exhibits

1. Resolution of The Travelers Life and Annuity Company Board of Directors authorizing the establishment of the Registrant. (Incorporated herein by reference to Exhibit 1 to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 filed April 30, 1996.)

2.       Not Applicable.

3(a). Distribution and Principal Underwriting Agreement among the Registrant, The Travelers Life and Annuity Company and CFBDS, Inc. (Incorporated herein by reference to Exhibit 3(a) to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-60215 filed November 9, 1998)

3(b). Selling Agreement. (Incorporated herein by reference to Exhibit 3(b) to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-60215 filed November 9, 1998)

4. Form of Variable Annuity Contract. (Incorporated herein by reference to Exhibit No. 4 to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, filed April 30, 1997.)

5. Form of Application. (Incorporated herein by reference to Exhibit No. 5 to Post Effective Amendment No. 3 to the Registration Statement on Form N-4, filed April 30, 1997.)

6(a). Charter of The Travelers Life and Annuity Company, as amended on April 10, 1990. (Incorporated herein by reference to Exhibit 6(a) to the Registration Statement on Form N-4, File No. 33-58131, filed via Edgar on March 17, 1995.)

6(b). By-Laws of The Travelers Life and Annuity Company, as amended on October 20, 1994. (Incorporated herein by reference to Exhibit 6(b) to the Registration Statement on Form N-4, File No. 33-58131, filed via EDGAR on March 17, 1995.)

9. Opinion of Counsel as to the legality of securities being registered. (Incorporated herein by reference to Exhibit 9 to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4 filed April 30, 1997.)

10(a).   Consent of KPMG LLP, Independent Certified Public Accountants.

13. Schedule for computation for each performance quotation - Standardized and Non-Standardized. (Incorporated herein by reference to Exhibit No. 13 to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, filed April 30, 1997.)

15(a). Powers of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for Michael A. Carpenter, Jay S. Benet, George C. Kokulis, Ian R. Stuart and Katherine M. Sullivan. (Incorporated herein by reference to Exhibit 15(a) to Post-Effective Amendment No. 3 to the Registration Statement on N-4, filed April 30, 1997.)

15(b). Powers of Attorney authorizing Jay S. Fishman or Ernest J. Wright as signatory for Robert I. Lipp, Charles O. Prince, III, Marc P. Weill, Irwin R. Ettinger, Michael A. Carpenter and Donald T. DeCarlo. (Incorporated herein by reference to Exhibit 15(b) to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4, filed April 27, 1995.)

15(c). Powers of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for J. Eric Daniels and Jay S. Benet.


Item 25.  Directors and Officers of the Depositor

Name and Principal                      Positions and Offices
Business Address                        with Depositor
----------------                        --------------

Michael A. Carpenter**                  Director, Chairman of the Board
J. Eric Daniels*                        President and Chief Executive Officer
Jay S. Benet*                           Director, Senior Vice President
                                        Chief Financial Officer, Chief
                                        Accounting Officer and Controller
George C. Kokulis*                      Director and Senior Vice President
Robert I. Lipp*                         Director
Katherine M. Sullivan*                  Director and Senior Vice President
                                        and General Counsel
Marc P. Weill**                         Director and Senior Vice President
Stuart Baritz***                        Senior Vice President
Elizabeth C. Georgakopoulos*            Senior Vice President
Barry Jacobson*                         Senior Vice President
Russell H. Johnson*                     Senior Vice President
Warren H. May*                          Senior Vice President
Christine M. Modie*                     Senior Vice President
Kathleen Preston*                       Senior Vice President
David A. Tyson*                         Senior Vice President
F. Denney Voss*                         Senior Vice President
Ambrose J. Murphy*                      Deputy General Counsel
Virginia M. Meany*                      Vice President
Selig Ehrlich*                          Vice President and Actuary
Donald R. Munson, Jr.*                  Second Vice President
Anthony Cocolla                         Second Vice President
Scott R. Hansen                         Second Vice President
Ernest J. Wright*                       Vice President and Secretary
Kathleen A. McGah*                      Assistant Secretary and Counsel

Principal Business Address:
*      The Travelers Insurance Company         **    Citigroup Inc.
       One Tower Square                              388 Greenwich Street
       Hartford, CT  06183                           New York, N.Y. 10013

***    Travelers Portfolio Group
       1345 Avenue of the Americas
       New York, NY 10105


Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

Incorporated by reference to Exhibit 16 to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, File No. 333-27689, filed April 16, 1999.


Item 27.  Number of Contract Owners

As of March 1, 1999, there were no contract owners of variable annuity contracts funded through the Registrant.

Item 28.  Indemnification

Sections 33-770 et seq. inclusive of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and officers of Connecticut corporations provides in general that Connecticut corporations shall indemnify their officers, directors and certain other defined individuals against judgments, fines, penalties, amounts paid in settlement and reasonable expenses actually incurred in connection with proceedings against the corporation. The corporation's obligation to provide such indemnification generally does not apply unless (1) the individual is wholly successful on the merits in the defense of any such proceeding; or (2) a determination is made (by persons specified in the statute) that the individual acted in good faith and in the best interests of the corporation and in all other cases, his conduct was at least not opposed to the best interests of the corporation, and in a criminal case he had no reasonable cause to believe his conduct was unlawful; or (3) the court, upon application by the individual, determines in view of all of the circumstances that such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine. With respect to proceedings brought by or in the right of the corporation, the statute provides that the corporation shall indemnify its officers, directors and certain other defined individuals, against reasonable expenses actually incurred by them in connection with such proceedings, subject to certain limitations.

Citigroup Inc. also provides liability insurance for its directors and officers and the directors and officers of its subsidiaries, including the Registrant. This insurance provides for coverage against loss from claims made against directors and officers in their capacity as such, including, subject to certain exceptions, liabilities under the federal securities laws.

Rule 484 Undertaking

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.   Principal Underwriter

(a)        CFBDS, Inc.
           21 Milk Street
           Boston, MA 02109

CFBDS, Inc. also serves as principal underwriter for the following:

(a) CFBDS, the Registrant's Distributor, is also the distributor for CitiFunds(S)M International Growth & Income Portfolio, CitiFunds(S)M International Growth Portfolio, CitiFunds(SM) U.S. Treasury Reserves, CitiFunds(SM) Cash Reserves, CitiFunds(SM) Premium U.S. Treasury Reserves, CitiFunds(SM) Premium Liquid Reserves, CitiFunds(SM) Institutional U.S. Treasury Reserves, CitiFunds(SM) Institutional Liquid Reserves, CitiFunds(SM) Institutional Cash Reserves, CitiFunds(SM) Tax Free Reserves, CitiFunds(SM) Institutional Tax Free Reserves, CitiFunds(SM) California Tax Free Reserves, CitiFunds(SM) Connecticut Tax Free Reserves, CitiFunds(SM) New York Tax Free Reserves, CitiFunds(SM) New York Tax Free Income Portfolio, CitiFunds(SM) National Tax Free Income Portfolio, CitiFunds(SM) California Tax Free Income Portfolio, CitiFunds(SM) Intermediate Income Portfolio, CitiFunds(SM) Balanced Portfolio, CitiFunds(SM) Small Cap Value Portfolio, CitiFunds(SM) Growth & Income Portfolio, CitiFunds(SM) Large Cap Growth Portfolio, CitiFunds(SM) Small Cap Growth Portfolio, CitiSelect VIP Folio 200, CitiSelect VIP Folio 300, CitiSelect VIP Folio 400, CitiSelect VIP Folio 500, CitiFunds(SM) Small Cap Growth VIP Portfolio, CitiSelect Folio 200, CitiSelect Folio 300, CitiSelect Folio 400, and CitiSelect Folio 500. CFBDS is also the placement agent for Large Cap Value Portfolio, Small Cap Value Portfolio, International Portfolio, Foreign Bond Portfolio, Intermediate Income Portfolio, Short-Term Portfolio, Growth & Income Portfolio, U.S. Fixed Income Portfolio, Large Cap Growth Portfolio, Small Cap Growth Portfolio, International Equity Portfolio, Balanced Portfolio, Government Income Portfolio, Tax Free Reserves Portfolio, Cash Reserves Portfolio and U.S. Treasury Reserves Portfolio. CFBDS also serves as the distributor for the following funds: The Travelers Fund U for Variable Annuities, The Travelers Fund VA for Variable Annuities, The Travelers Fund BD for Variable Annuities, The Travelers Fund BD II for Variable Annuities, The Travelers Fund BD III for Variable Annuities, The Travelers Fund BD IV for Variable Annuities, The Travelers Fund ABD II for Variable Annuities, The Travelers Separate Account PF for Variable Annuities, The Travelers Separate Account PF II for Variable Annuities, The Travelers Separate Account QP for Variable Annuities, The Travelers Separate Account TM for Variable Annuities, The Travelers Separate Account TM II for Variable Annuities, The Travelers Separate Account Five for Variable Annuities, The Travelers Separate Account Six for Variable Annuities, The Travelers Separate Account Seven for Variable Annuities, The Travelers Separate Account Eight for Variable Annuities, The Travelers Fund UL for Variable Life Insurance, The Travelers Fund UL II for Variable Life Insurance, The Travelers Fund UL III for Variable Life Insurance, The Travelers Variable Life Insurance Separate Account One, The Travelers Variable Life Insurance Separate Account Two, The Travelers Variable Life Insurance Separate Account Three, The Travelers Variable Life Insurance Separate Account Four, The Travelers Separate Account MGA, The Travelers Separate Account MGA II, The Travelers Growth and Income Stock Account for Variable Annuities, The Travelers Quality Bond Account for Variable Annuities, The Travelers Money Market Account for Variable Annuities, The Travelers Timed Growth and Income Stock Account for Variable Annuities, The Travelers Timed Short-Term Bond Account for Variable Annuities, The Travelers Timed Aggressive Stock Account for Variable Annuities, The Travelers Timed Bond Account for Variable Annuities, Emerging Growth Fund,
Government Fund, Growth and Income Fund, International Equity Fund, Municipal Fund, Balanced Investments, Emerging Markets Equity Investments, Government Money Investments, High Yield Investments, Intermediate Fixed Income Investments, International Equity Investments, International Fixed Income Investments, Large Capitalization Growth Investments, Large Capitalization Value Equity Investments, Long-Term Bond Investments, Mortgage Backed Investments, Municipal Bond Investments, Small Capitalization Growth Investments, Small Capitalization Value Equity Investments, Appreciation Portfolio, Diversified Strategic Income Portfolio, Emerging Growth Portfolio, Equity Income Portfolio, Equity Index Portfolio, Growth & Income Portfolio, Intermediate High Grade Portfolio, International Equity Portfolio, Money Market Portfolio, Total Return Portfolio, Smith Barney Adjustable Rate Government Income Fund, Smith Barney Aggressive Growth Fund Inc., Smith Barney Appreciation Fund, Smith Barney Arizona Municipals Fund Inc., Smith Barney California Municipals Fund Inc., Balanced Portfolio, Conservative Portfolio, Growth Portfolio, High Growth Portfolio, Income Portfolio, Global Portfolio, Select Balanced Portfolio, Select Conservative Portfolio, Select Growth Portfolio, Select High Growth Portfolio, Select Income Portfolio, Concert Social Awareness Fund, Smith Barney Large Cap Blend Fund, Smith Barney Fundamental Value Fund Inc., Large Cap Value Fund, Short-Term High Grade Bond Fund, U.S. Government Securities Fund, Smith Barney Balanced Fund, Smith Barney Convertible Fund, Smith Barney Diversified Strategic Income Fund, Smith Barney Exchange Reserve Fund, Smith Barney High Income Fund, Smith Barney Municipal High Income Fund, Smith Barney Premium Total Return Fund, Smith Barney Total Return Bond Fund, Cash Portfolio, Government Portfolio, Municipal Portfolio, Concert Peachtree Growth Fund, Smith Barney Contrarian Fund, Smith Barney Government Securities Fund, Smith Barney Hansberger Global Small Cap Value Fund, Smith Barney Hansberger Global Value Fund, Smith Barney Investment Grade Bond Fund, Smith Barney Special Equities Fund, Smith Barney Intermediate Maturity California Municipals Fund, Smith Barney Intermediate Maturity New York Municipals Fund, Smith Barney Large Capitalization Growth Fund, Smith Barney S&P 500 Index Fund, Smith Barney Mid Cap Blend Fund, Smith Barney Managed Governments Fund Inc., Smith Barney Managed Municipals Fund Inc., Smith Barney Massachusetts Municipals Fund, Cash Portfolio, Government Portfolio, Retirement Portfolio, California Money Market Portfolio, Florida Portfolio, Georgia Portfolio, Limited Term Portfolio, New York Money Market Portfolio, New York Portfolio, Pennsylvania Portfolio, Smith Barney Municipal Money Market Fund, Inc., Smith Barney Natural Resources Fund Inc., Smith Barney New Jersey Municipals Fund Inc., Smith Barney Oregon Municipals Fund, Zeros Plus Emerging Growth Series 2000, Smith Barney Security and Growth Fund, Smith Barney Small Cap Blend Fund, Inc., Smith Barney Telecommunications Income Fund, Income and Growth Portfolio, Reserve Account Portfolio, U.S. Government/High Quality Securities Portfolio, Emerging Markets Portfolio, European Portfolio, Global Government Bond Portfolio, International Balanced Portfolio, International Equity Portfolio, Pacific Portfolio, AIM Capital Appreciation Portfolio, Alliance Growth Portfolio, GT Global Strategic Income Portfolio, MFS Total Return Portfolio, Putnam Diversified Income Portfolio, Smith Barney High Income Portfolio, Smith Barney Large Cap Value Portfolio, Smith Barney International Equity Portfolio, Smith Barney Large Capitalization Growth Portfolio, Smith Barney Money Market Portfolio, Smith Barney Pacific Basin Portfolio, TBC Managed Income Portfolio, Van Kampen American Capital Enterprise Portfolio, Centurion Tax-Managed U.S. Equity Fund, Centurion Tax-Managed International Equity Fund, Centurion U.S. Protection Fund, Centurion International Protection Fund, Global High-Yield Bond Fund, International Equity Fund, Emerging Opportunities Fund, Core Equity Fund, Long-Term Bond Fund, Global Dimensions Fund L.P., Citicorp Private Equity L.P., AIM V.I. Capital Appreciation Fund, AIM V.I. Government Series Fund, AIM V.I. Growth Fund, AIM V.I. International Equity Fund, AIM V.I. Value Fund, Fidelity VIP Growth Portfolio, Fidelity VIP High Income Portfolio, Fidelity VIP Equity Income Portfolio, Fidelity VIP Overseas Portfolio, Fidelity VIP II Contrafund Portfolio, Fidelity VIP II Index 500 Portfolio, MFS World Government Series, MFS Money Market Series, MFS Bond Series, MFS Total Return Series, MFS Research Series, MFS Emerging Growth Series, Salomon Brothers Institutional Money Market Fund, Salomon Brothers Cash Management Fund, Salomon Brothers New York Municipal Money Market Fund, Salomon Brothers National Intermediate Municipal Fund, Salomon Brothers U.S. Government Income Fund, Salomon Brothers High Yield Bond Fund, Salomon Brothers Strategic Bond Fund, Salomon Brothers Total Return Fund, Salomon Brothers Asia Growth Fund, Salomon Brothers

Capital Fund Inc, Salomon Brothers Investors Fund Inc, Salomon Brothers Opportunity Fund Inc, Salomon Brothers Institutional High Yield Bond Fund, Salomon Brothers Institutional Emerging Markets Debt Fund, Salomon Brothers Variable Investors Fund, Salomon Brothers Variable Capital Fund, Salomon Brothers Variable Total Return Fund, Salomon Brothers Variable High Yield Bond Fund, Salomon Brothers Variable Strategic Bond Fund, Salomon Brothers Variable U.S. Government Income Fund, and Salomon Brothers Variable Asia Growth Fund.

(b) The information required by this Item 29 with respect to each director and officer of CFBDS, Inc. is incorporated by reference to Schedule A of Form BD filed by CFBDS pursuant to the Securities and Exchange Act of 1934 (File No. 8-32417).

(c)      Not applicable.


Item 30.  Location of Accounts and Records

(1)      The Travelers Life and Annuity Company
         One Tower Square
         Hartford, Connecticut  06183


Item 31.  Management Services

Not applicable.

Item 32.  Undertakings

The undersigned Registrant hereby undertakes:

(a) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for so long as payments under the variable annuity contracts may be accepted;

(b) To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c) To deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Company hereby represents:

(a) That the aggregate charges under the Contract of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this post-effective amendment to this registration statement and has caused this amendment to this registration statement to be signed on its behalf in the City of Hartford, State of Connecticut, on April 30th, 1999.

                  THE TRAVELERS FUND VA FOR VARIABLE ANNUITIES
                                  (Registrant)

                                       and

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                                   (Depositor)

                             By: *JAY S. BENET
                                  Jay S. Benet
                                  Senior Vice President, Chief Financial Officer Chief Accounting Officer and Controller


As required by the Securities Act of 1933, this post-effective amendment to this registration statement has been signed by the following persons in the capacities indicated on the 30th day of April 1999.


*MICHAEL A. CARPENTER            Director and Chairman of the Board
----------------------------
   (Michael A. Carpenter)

*J. ERIC DANIELS                 Director, President and Chief Executive Officer
----------------------------
   (J. Eric Daniels)

*JAY S. BENET                    Director, Senior Vice President, Chief
----------------------------     Financial Officer, Chief Accounting Officer
   (Jay S. Benet)                and Controller


*GEORGE C. KOKULIS               Director
----------------------------
   (George C. Kokulis

*ROBERT I. LIPP                  Director
----------------------------
   (Robert I. Lipp)

*KATHERINE M. SULLIVAN           Director, Senior Vice President and
----------------------------     General Counsel
   (Katherine M. Sullivan)

*MARC P. WEILL                   Director
----------------------------
   (Marc P. Weill)


*By: /s/Ernest J. Wright, Attorney-in-Fact

                                  EXHIBIT INDEX

Exhibit
No.             Description                                                         Method of Filing
---             -----------                                                         ----------------
10(a).        Consent of KPMG LLP, Independent Certified                            Electronically
              Public Accountants.

15(c).        Powers of Attorney authorizing Ernest J. Wright or Kathleen A.        Electronically
              McGah as signatory for J. Eric Daniels and Jay S. Benet.